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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

*	Funds included are: Invesco Balanced-Risk Allocation Fund, Invesco China Fund, Invesco Developing Markets Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco FX Alpha Plus Strategy Fund, Invesco FX Alpha Strategy Fund, Invesco Global Fund, Invesco Global Health Care Fund, Invesco International Total Return Fund, Invesco Japan Fund, Invesco LIBOR Alpha Fund, Invesco Pacific Growth Fund, Invesco Small Companies Fund, Invesco Van Kampen Global Bond Fund and Invesco Van Kampen Global Tactical Asset Allocation Fund.

Item 1. Schedule of Investments.

Invesco Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	IBRA-QTR-1 07/10	Invesco Advisers, Inc.

Consolidated Schedule of Investments
July 31, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills–19.39%
0.17%, 09/02/10(a) (Cost $100,984,462)	$101,000,000	$100,984,462

Shares

Exchange Traded Notes–10.16%
PowerShares DB Gold Double Long (b) (Cost $47,886,246)	1,262,500	52,936,625

	Shares	Value

Money Market Funds–65.23%
Liquid Assets Portfolio-Institutional Class (c)	140,989,954	$140,989,954
Premier Portfolio-Institutional Class (c)	140,989,954	140,989,954
Treasury Portfolio-Institutional Class (c)	57,724,811	57,724,811

Total Money Market Funds (Cost $339,704,719)		339,704,719

TOTAL INVESTMENTS–94.78% (Cost $488,575,427)		493,625,806

OTHER ASSETS LESS LIABILITIES–5.22%		27,172,327

NET ASSETS–100.00%		$520,798,133

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Not an affiliate of the Fund or its investment adviser.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
Open Futures Contracts and Swap Agreements at Period-End

					Unrealized
		Number of	Month/		Appreciation
Futures Contracts		Contracts	Commitment	Value	(Depreciation)

Dow Jones Eurostoxx 50		500	September 2010/Long	$17,890,538	$750,415
E-mini S&P 500 Index		389	September 2010/Long	21,361,935	544,922
FTSE 100 Index		296	September 2010/Long	24,354,381	812,735
Hang Seng Index		161	August 2010/Long	21,733,425	92,266
LME Copper		169	December 2010/Long	30,865,738	3,281,667
Russell 2000 Index Mini		269	September 2010/Long	17,474,240	562,566
CBOT Soybean Meal		1,373	December 2010/Long	39,817,000	3,669,285
Topix Tokyo Price Index		216	September 2010/Long	21,175,000	(201,261)
WTI Crude		297	January 2011/Long	24,074,820	1,884,882

Sub-total Futures Contracts				$218,747,077	$11,397,477

				Notional
				Amount
Swap Agreements	Counterparty			(000)

Australian 10 Year Bonds	Merrill Lynch	769	September 2010/Long	$69,444	$(633,282)
Canada 10 Year Bonds	Goldman Sachs	781	September 2010/Long	91,183	98,326
Euro Bund	Merrill Lynch	625	September 2010/Long	101,237	(779,906)
Japan 10 Year Bonds	Merrill Lynch	126	September 2010/Long	192,862	1,910,949
Long Gilt	Goldman Sachs	421	September 2010/Long	72,326	1,852,560
U.S. Treasury Long Bonds	Goldman Sachs	363	September 2010/Long	44,865	1,844,670

Sub-total Swap Agreements				$571,917	$4,293,317

Total					$15,690,794

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Exchange-traded Notes – The Fund may invest in exchange-traded notes (“ETNs”) which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs can be traded on an exchange and/or they can be held to maturity. At maturity, the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets and changes in the applicable interest rates. ETNs are subject to credit risk, including the credit risk of the issuer.

E.	Other Risks –The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Invesco Balanced-Risk Allocation Fund

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are
Invesco Balanced-Risk Allocation Fund

G.	Futures Contracts – (continued)
reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes	$52,936,625	$—	$—	$52,936,625
Money Market Funds	339,704,719	—	—	339,704,719
U.S. Treasury Debt Securities	—	100,984,462	—	100,984,462

	$392,641,344	$100,984,462	$—	$493,625,806

Futures and swap agreements*	11,397,477	4,293,317	—	15,690,794

Total Investments	$404,038,821	$105,277,779	$—	$509,316,600

*	Unrealized appreciation.
Invesco Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk	$8,835,834	$—
Futures contracts (a)
Interest rate risk	5,706,505	(1,413,188)
Swap agreements (a)
Market risk	2,829,383	(267,740)
Futures contracts (a)

	$17,371,722	$(1,680,928)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Effect of Derivative Instruments for the nine months ended July 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of
	Operations
	Futures *	Swap Agreements *

Realized Gain (Loss)
Commodity risk	$(1,209,962)	$—
Interest rate risk	—	18,571,245
Market risk	(3,893,725)	—
Change in Unrealized Appreciation (Depreciation)
Commodity risk	8,230,344	—
Interest rate risk	—	4,296,185
Market risk	4,539,013	—

Total	$7,665,670	$22,867,430

*	The average value of futures and swap agreements outstanding during the period was $172,414,751 and $354,927,186, respectively.
Invesco Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $34,769,050 and $12,021,356, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,050,379
Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$5,050,379

Investments have the same cost for tax and financial statement purposes.
Invesco Balanced-Risk Allocation Fund

Invesco China Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	CHI-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments (a)
July 31, 2010
(Unaudited)

	Shares	Value
Foreign Stocks & Other Equity Interests–98.75%(b)

Aluminum–0.75%
Aluminum Corp. of China Ltd. -Class H(c)	1,974,000	$1,754,882

Apparel, Accessories & Luxury Goods–1.16%

Anta Sports Products Ltd.	600,000	1,059,787

Lee & Man Holding Ltd. (Hong Kong)	1,834,000	1,669,735

		2,729,522

Auto Parts & Equipment–0.78%

Minth Group Ltd.	1,224,000	1,837,355

Automobile Manufacturers–1.43%
AviChina Industry & Technology Co. Ltd. -Class H(c)	3,524,000	1,445,895

Dongfeng Motor Group Co. Ltd. -Class H	1,360,000	1,897,935

		3,343,830

Automotive Retail–1.27%

Zhongsheng Group Holdings Ltd.(c)	1,967,500	2,968,626

Coal & Consumable Fuels–2.64%
China Coal Energy Co. -Class H	1,158,000	1,606,217

China Shenhua Energy Co. Ltd. -Class H	1,193,000	4,579,710

		6,185,927

Computer & Electronics Retail–0.54%

GOME Electrical Appliances Holdings Ltd.(c)	3,661,000	1,272,482

Construction & Engineering–1.35%
China Railway Construction Corp. Ltd. -Class H	1,223,000	1,706,680

China State Construction International Holdings Ltd. (Hong Kong)	3,332,000	1,464,098

		3,170,778

Construction Materials–1.82%
Anhui Conch Cement Co. Ltd. -Class H (Hong Kong)	884,000	3,089,835

China Resources Cement Holdings Ltd. (Hong Kong)(c)	2,414,000	1,171,633

		4,261,468

Construction, Farm Machinery & Heavy Trucks–1.57%
China National Materials Co. Ltd. -Class H	797,000	623,843

Lonking Holdings Ltd.	969,000	736,019

Sany Heavy Equipment International Holdings Co. Ltd.	2,013,000	2,316,831

		3,676,693

Consumer Electronics–0.79%

Skyworth Digital Holdings Ltd. (Hong Kong)	2,550,000	1,847,698

Distillers & Vintners–1.96%
Dynasty Fine Wines Group Ltd. (Hong Kong)	5,000,000	2,079,149

JLF Investment Co. Ltd. (Hong Kong)(c)	18,756,000	1,322,357

Silver Base Group Holdings Ltd.	2,829,000	1,185,177

		4,586,683

Distributors–1.61%

Dah Chong Hong Holdings Ltd. (Hong Kong)	5,356,000	3,778,629

Diversified Banks–18.77%
Agricultural Bank of China -Class H(c)	5,205,000	2,345,319

Bank of China Ltd. -Class H	19,656,000	10,375,097

Bank of Communications Co. Ltd. -Class H	3,231,500	3,596,037

China Construction Bank Corp. -Class H	13,737,000	11,654,414

China Merchants Bank Co., Ltd. -Class H	1,577,823	4,225,160

Industrial and Commercial Bank of China Ltd. -Class H	15,485,000	11,821,676

		44,017,703

Diversified Metals & Mining–0.51%

Fushan International Energy Group Ltd. (Hong Kong)	2,068,000	1,195,614

Diversified Real Estate Activities–1.06%

Poly (Hong Kong) Investments Ltd. (Hong Kong)	2,046,000	2,474,944

Electrical Components & Equipment–0.76%

Zhuzhou CSR Times Electric Co., Ltd. -Class H	667,000	1,786,086

Electronic Components–0.92%
Kingboard Chemical Holdings Ltd.	463,500	2,145,171

Kingboard Chemical Holdings Ltd. -Wts. expiring 10/31/12 (Hong Kong)(d)	46,350	18,438

		2,163,609

Electronic Equipment & Instruments–0.61%

Wasion Group Holdings Ltd.	1,792,000	1,441,887

Food Retail–0.99%

China Resources Enterprise Ltd. (Hong Kong)	610,000	2,316,674

Gas Utilities–0.67%

China Gas Holdings Ltd.	3,122,000	1,583,588

Hotels, Resorts & Cruise Lines–1.13%

Ctrip.com International, Ltd. -ADR(c)	65,820	2,649,913

Household Appliances–0.65%

Haier Electronics Group Co. Ltd. (Hong Kong)(c)	2,173,000	1,519,052

See accompanying notes which are an integral part of this schedule.
Invesco China Fund

	Shares	Value
Household Products–1.64%
Vinda International Holdings Ltd.	3,972,000	$3,835,161

Independent Power Producers & Energy Traders–0.39%

China Power New Energy Development Co. Ltd. (Hong Kong)(c)	9,000,000	926,927

Industrial Conglomerates–1.84%
Beijing Enterprises Holdings Ltd. (Hong Kong)	300,500	1,986,543

Shanghai Industrial Holdings Ltd. (Hong Kong)	510,000	2,328,605

		4,315,148

Integrated Oil & Gas–6.45%
China Petroleum and Chemical Corp. (Sinopec) -Class H	8,614,000	6,942,124

PetroChina Co. Ltd. -Class H	7,158,000	8,177,111

		15,119,235

Integrated Telecommunication Services–0.99%

China Unicom (Hong Kong) Ltd. (Hong Kong)	1,702,000	2,314,513

Internet Software & Services–4.17%

Tencent Holdings Ltd.	507,100	9,773,015

Life & Health Insurance–7.56%
China Life Insurance Co., Ltd. -Class H	2,895,000	12,937,361

Ping An Insurance (Group) Co. of China Ltd. -Class H	578,500	4,792,533

		17,729,894

Marine–0.77%
China Shipping Container Lines Co. Ltd. -Class H(c)	2,315,000	857,602

Shun Tak Holdings Ltd. (Hong Kong)	1,672,000	949,266

		1,806,868

Marine Ports & Services–0.68%

Cosco Pacific Ltd. (Hong Kong)	1,162,000	1,585,715

Oil & Gas Exploration & Production–5.59%
CNOOC Ltd.	5,692,000	9,584,860

Kunlun Energy Co. Ltd. (Hong Kong)	2,698,000	3,515,083

		13,099,943

Other Diversified Financial Services–0.60%

China Everbright Ltd. (Hong Kong)	544,000	1,418,199

Packaged Foods & Meats–0.59%

Tingyi (Cayman Islands) Holding Corp. (Hong Kong)	546,000	1,390,452

Paper Packaging–0.56%

AMVIG Holdings Ltd. (Hong Kong)	2,376,000	1,315,310

Paper Products–3.18%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	5,464,600	4,028,490

Nine Dragons Paper Holdings Ltd.	2,346,000	3,416,872

		7,445,362

Personal Products–2.57%

Hengan International Group Co. Ltd.	700,000	6,028,889

Pharmaceuticals–0.42%

Guangzhou Pharmaceutical Co. Ltd. -Class H	1,138,000	988,916

Property & Casualty Insurance–1.19%

PICC Property and Casualty Co. Ltd. -Class H(c)	2,764,000	2,796,879

Real Estate Development–4.39%
China Overseas Land & Investment Ltd. (Hong Kong)	1,096,000	2,347,886

China Resources Land Ltd. (Hong Kong)	906,000	1,922,200

Guangzhou R&F Properties Co. Ltd. -Class H	742,800	1,162,836

Longfor Properties	1,563,500	1,716,971

Minmetals Land Ltd.(c)	2,700,000	573,536

Shimao Property Holdings Ltd.	1,339,000	2,568,503

		10,291,932

Specialized Consumer Services–0.24%

Sino-Life Group Ltd. (Hong Kong)(c)	4,200,000	556,929

Steel–3.59%
Angang Steel Co. Ltd. -Class H	750,000	1,131,624

China Vanadium Titano-Magnetite Mining Co. Ltd.(c)	5,549,000	2,260,927

Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(c)	1,015,000	398,546

Maanshan Iron and Steel Co. Ltd. -Class H	3,370,000	1,878,585

Xingda International Holdings Ltd.	4,058,000	2,737,515

		8,407,197

Technology Distributors–0.83%

Digital China Holdings Ltd. (Hong Kong)	1,195,000	1,938,437

Wireless Telecommunication Services–6.77%
China Mobile Ltd.	1,564,500	15,880,586

Total Foreign Stocks & Other Equity Interests (Cost $191,382,444)		231,529,150

Money Market Funds–0.60%
Liquid Assets Portfolio-Institutional Class (e)	709,255	709,255

Premier Portfolio-Institutional Class (e)	709,255	709,255

Total Money Market Funds (Cost $1,418,510)		1,418,510

TOTAL INVESTMENTS–99.35% (Cost $192,800,954)		232,947,660

OTHER ASSETS LESS LIABILITIES–0.65%		1,517,892

NET ASSETS–100.00%		$234,465,552

Investment Abbreviations:

ADR	—American Depositary Receipt

Wts.	—Warrants
See accompanying notes which are an integral part of this schedule.
Invesco China Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Foreign Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	Non-income producing security acquired through a corporate action.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco China Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
     Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.
     Transaction costs are often higher and there may be delays in settlement procedures.
     Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract
Invesco China Fund

F.	Foreign Currency Contracts – (continued)

and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$16,268,226	$6,235,810	$—	$22,504,036

Consumer Staples	14,259,873	3,897,986	—	18,157,859

Energy	20,042,067	14,363,038	—	34,405,105

Financials	48,986,545	24,950,473	4,792,533	78,729,551

Health Care	988,916	—	—	988,916

Industrials	9,984,303	6,356,985	—	16,341,288

Information Technology	15,316,948	—	—	15,316,948

Materials	11,723,048	12,656,785	—	24,379,833

Telecommunication Services	—	18,195,099	—	18,195,099

Utilities	2,510,515	—	—	2,510,515

Money Market Funds	1,418,510	—	—	1,418,510

Total Investments	$141,498,951	$86,656,176	$4,792,533	$232,947,660

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $190,056,991 and $203,558,110, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,883,176
Aggregate unrealized (depreciation) of investment securities	(3,707,396)

Net unrealized appreciation of investment securities	$35,175,780

Cost of investments for tax purposes is $197,771,880.
Invesco China Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	DVM-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.65%

Brazil–13.96%
American Banknote S.A.	1,697,900	$14,942,834
American Banknote S.A. (a)	224,100	1,972,253
Banco Bradesco S.A. -ADR	3,013,997	56,150,764
Cielo S.A.	2,594,800	23,515,283
Cielo S.A. (a)	600,000	5,437,479
Diagnosticos da America S.A.	1,215,300	11,767,212
Duratex S.A.	1,723,200	18,135,852
Equatorial Energia S.A.	1,162,100	11,007,489
MRV Engenharia e Participacoes S.A.	2,270,000	20,468,483
OGX Petroleo e Gas Participacoes S.A. (b)	704,300	7,420,432
Totvs S.A.	206,700	15,130,327
Totvs S.A. (a)	84,300	6,170,714
Wilson Sons Ltd. -BDR	593,900	7,737,120
Wilson Sons Ltd. -BDR(a)	550,000	7,165,207

		207,021,449

China–8.57%
China Merchants Bank Co., Ltd. -Class H	7,008,500	18,767,652
CNOOC Ltd.	13,401,000	22,566,182
Haitian International Holdings Ltd.	3,968,000	3,029,682
Industrial and Commercial Bank of China Ltd. -Class H	48,509,000	37,033,108
Stella International Holdings Ltd.	8,438,500	16,220,201
Want Want China Holdings Ltd.	12,616,000	9,875,030
Xinyi Glass Holdings Co. Ltd.	43,080,000	19,531,512

		127,023,367

Czech Republic–0.61%

CEZ A.S.	196,958	9,007,551

Egypt–1.19%

Centamin Egypt Ltd. (b)	7,446,337	17,674,185

Greece–0.58%

Intralot S.A.	1,938,811	8,624,504

Indonesia–6.90%
PT Astra International Tbk	2,493,500	14,126,768
PT Bank Central Asia Tbk	21,252,500	14,079,212
PT Indocement Tunggal Prakarsa Tbk	10,665,000	20,096,381
PT Perusahaan Gas Negara	58,731,000	26,661,034
PT Telekomunikasi Indonesia Tbk	29,016,000	27,398,056

		102,361,451

Israel–1.37%

Teva Pharmaceutical Industries Ltd. -ADR	416,375	20,339,919

Luxembourg–0.46%

Millicom International Cellular S.A.	72,411	6,750,153

Malaysia–4.62%
Parkson Holdings Berhad	17,007,042	29,593,082
Public Bank Berhad	7,030,100	26,970,818
Top Glove Corp. Berhad	5,735,800	11,969,111

		68,533,011

Mexico–10.33%
America Movil S.A.B de C.V. -Series L -ADR	1,000,234	49,621,609
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	512,674	24,956,970
Grupo Financiero BanCrecer S.A. de C.V. -Series B (b)	1	0
Grupo Televisa S.A. -ADR	1,393,226	26,471,294
Kimberly-Clark de Mexico, S.A.B. de C.V. -Series A	5,351,900	33,618,791
Urbi, Desarrollos Urbanos, S.A. de C.V. (a)(b)	415,400	804,155
Urbi, Desarrollos Urbanos, S.A. de C.V. (b)	9,155,500	17,723,729

		153,196,548

Philippines–8.14%
Ayala Corp.	3,729,160	25,958,360
Energy Development Corp.	197,438,250	19,162,869
Energy Development Corp. (a)	4,528,750	439,549
GMA Holdings, Inc. -PDR (a)(b)	2,532,000	316,917
GMA Holdings, Inc. -PDR (b)	67,857,000	8,493,300
Philippine Long Distance Telephone Co.	525,840	27,943,189
SM Investments Corp.	4,006,258	38,371,690

		120,685,874

Russia–5.51%
Gazprom -ADR	1,175,146	25,359,651
LUKOIL -ADR	116,928	6,606,432
Mobile TeleSystems -ADR	624,505	13,864,011
Pharmstandard (a)(b)	66,066	5,087,082
Pharmstandard (b)	35,000	2,695,000
TNK — BP Holding Berhad	8,000,000	15,730,843
VimpelCom Ltd. -ADR(b)	759,361	12,385,178

		81,728,197

South Africa–3.48%
AngloGold Ashanti Ltd. -ADR	235,036	9,523,659
Naspers Ltd. -Class N	800,712	34,131,227
Sasol Ltd.	201,838	7,994,953

		51,649,839

South Korea–6.18%
CJ CheilJedang Corp.	51,690	10,320,177
CJ Corp.	145,829	9,108,699
Hyundai Department Store Co., Ltd.	181,070	18,064,900
Hyundai Development Co.	289,300	6,620,813
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

	Shares	Value

South Korea–(continued)
Hyundai Greenfood Co., Ltd	1,019,260	$9,091,687
MegaStudy Co., Ltd.	67,158	9,670,265
NHN Corp. (b)	124,846	19,384,899
S1 Corp.	183,700	9,303,428

		91,564,868

Sweden–0.68%

Oriflame Cosmetics S.A. -SDR	169,149	10,146,116

Taiwan–4.12%
MediaTek Inc.	863,713	11,662,339
Taiwan Semiconductor Manufacturing Co. Ltd.	17,763,000	34,555,882
Wistron Corp.	9,126,407	14,798,072

		61,016,293

Thailand–4.87%
BEC World PCL	16,827,300	15,527,673
CP ALL PCL	10,749,100	10,615,737
Kasikornbank PCL	8,005,300	25,823,548
Siam Commercial Bank PCL	7,357,900	20,311,821

		72,278,779

Turkey–5.08%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,239,802	15,654,855
Eczacibasi Ilac Sanayi ve Ticaret A.S.	8,352,711	12,843,533
Haci Omer Sabanci Holding A.S.	5,930,447	27,624,728
Tupras-Turkiye Petrol Rafinerileri A.S.	666,849	15,196,587
Turk Traktor ve Ziraat Makineleri A.S.	423,271	3,988,618

		75,308,321

Total Common Stocks & Other Equity Interests (Cost $995,741,047)		1,284,910,425

Preferred Stocks–3.30%

Brazil–3.30%
Companhia de Transmissao de Energia Eletrica Paulista -Pfd.	986,600	27,036,365
Petroleo Brasileiro S.A. -ADR -Pfd.	685,956	21,847,698

Total Preferred Stocks (Cost $34,472,281)		48,884,063

Money Market Funds–9.44%
Liquid Assets Portfolio-Institutional Class (c)	70,017,784	70,017,784
Premier Portfolio-Institutional Class (c)	70,017,784	70,017,784

Total Money Market Funds (Cost $140,035,568)		140,035,568

TOTAL INVESTMENTS–99.39% (Cost $1,170,248,896)		1,473,830,056

OTHER ASSETS LESS LIABILITIES–0.61%		9,033,757

NET ASSETS–100.00%		$1,482,863,813

Investment Abbreviations:

ADR	— American Depositary Receipt

BDR	— British Deposit Receipt

PDR	— Philippine Deposit Receipt

Pfd.	— Preferred

SDR	— Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $27,393,356, which represented 1.85% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Developing Markets Fund

A.	Security Valuations–(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Developing Markets Fund

E.	Foreign Currency Contracts–(continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Brazil	255,905,512	—	—	255,905,512
China	69,474,320	57,549,047	—	127,023,367
Czech Republic	9,007,551	—	—	9,007,551
Egypt	17,674,185	—	—	17,674,185
Greece	—	8,624,504	—	8,624,504
Indonesia	41,524,824	60,836,627	—	102,361,451
Israel	20,339,919	—	—	20,339,919
Luxembourg	6,750,153	—	—	6,750,153
Malaysia	11,969,111	56,563,900	—	68,533,011
Mexico	153,196,548	—	0	153,196,548
Philippines	82,314,184	38,371,690	—	120,685,874
Russia	59,390,922	22,337,275	—	81,728,197
South Africa	51,649,839	—	—	51,649,839
South Korea	36,460,015	55,104,853	—	91,564,868
Sweden	—	10,146,116	—	10,146,116
Taiwan	—	61,016,293	—	61,016,293
Thailand	72,278,779	—	—	72,278,779
Turkey	3,988,618	71,319,703	—	75,308,321
United States	140,035,568	—	—	140,035,568

Total Investments	$1,031,960,048	$441,870,008	$0	$1,473,830,056

Invesco Developing Markets Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $311,826,963 and $210,879,031, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$341,202,012
Aggregate unrealized (depreciation) of investment securities	(43,008,173)

Net unrealized appreciation of investment securities	$298,193,839

Cost of investments for tax purposes is $1,175,636,217.
Invesco Developing Markets Fund

Invesco Emerging Market
Local Currency Debt Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	EMLCD-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

		Principal
		Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–97.31%(a)

Argentina–2.77%
Argentina Bonos, Series V, Sr. Unsec. Bond, 10.50%, 06/12/12	ARS	7,300,000	$1,648,650

Brazil–12.33%
Brazil Notas do Tesouro Nacional,
Series B, Notes, 6.00%, 05/15/45	BRL	500,000	541,806
Series F, Notes, 10.00%, 01/01/12	BRL	4,500,000	2,529,771
Brazilian Government,
Sr. Unsec. Global Bonds, 12.50%, 01/05/22	BRL	3,300,000	2,151,909
Unsec. Unsub. Global Bonds, 12.50%, 01/05/16	BRL	3,300,000	2,104,506

			7,327,992

Colombia–6.47%
Colombia Government,
Sr. Unsec. Global Bonds, 7.75%, 04/14/21	COP	3,900,000,000	2,363,863
Unsec. Unsub. Global Notes, 12.00%, 10/22/15	COP	2,105,000,000	1,484,964

			3,848,827

Egypt–0.74%
Egypt Government, REGS, Sr. Unsec. Euro Bonds, 8.75%, 07/18/12 (b)	EGP	2,500,000	437,219

Hungary–4.50%
Hungary Government,
Series 15/A, Bonds, 8.00%, 02/12/15	HUF	280,000,000	1,326,751
Series 17/B, Bonds, 6.75%, 02/24/17	HUF	300,000,000	1,349,065

			2,675,816

Luxembourg–4.47%
Russian Agricultural Bank OJSC Via RSHB Capital S.A., Sec. Euro Notes, 7.50%, 03/25/13	RUB	80,000,000	2,655,852

Malaysia–11.41%
Malaysia Government,
Series 0509, Sr. Unsec. Bonds, 3.21%, 05/31/13	MYR	10,700,000	3,361,928
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	10,500,000	3,418,905

			6,780,833

Mexico–11.00%
Mexican Bonos,
Series M10, Bonds,
8.00%, 12/17/15	MXN	40,000,000	3,445,191
7.75%, 12/14/17	MXN	30,000,000	2,584,249
Series M20, Bonds, 10.00%, 12/05/24	MXN	5,000,000	509,486

			6,538,926

Netherlands–0.91%
CenterCredit International B.V., Unsec. Gtd. Unsub. Euro Bonds, 8.25%, 09/30/11	KZT	80,000,000	539,435

Peru–3.78%
Peruvian Government,
REGS, Sr. Unsec. Global Bonds,
7.84%, 08/12/20 (b)	PEN	3,100,000	1,271,605
8.20%, 08/12/26 (b)	PEN	2,305,000	974,312

			2,245,917

Poland–9.67%
Poland Government,
Series 0413, Bonds, 5.25%, 04/25/13	PLN	7,500,000	2,466,424
Series 1015, Bonds, 6.25%, 10/24/15	PLN	5,000,000	1,686,181
Series DS1017, Bonds, 5.25%, 10/25/17	PLN	5,000,000	1,596,975

			5,749,580

South Africa–4.56%
South Africa Government,
Series R201, Sr. Unsec. Bonds, 8.75%, 12/21/14	ZAR	7,300,000	1,046,393
Series R203, Bonds, 8.25%, 09/15/17	ZAR	12,000,000	1,662,061

			2,708,454

Thailand–4.17%
Thailand Government,
Sr. Unsec. Bonds,
3.63%, 05/22/15	THB	40,000,000	1,273,577
4.13%, 11/18/16	THB	37,000,000	1,206,837

			2,480,414

Turkey–9.51%
European Investment Bank, Series 1629/08, Sr. Unsec. Medium-Term Euro Bonds, 9.63%, 04/01/15	TRY	4,000,000	2,797,308

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

		Principal
		Amount	Value

Turkey–(continued)
Turkey Government,
Bonds,
11.00%, 08/06/14	TRY	1,432,000	$1,026,319
10.50%, 01/15/20	TRY	2,500,000	1,831,575

			5,655,202

United Kingdom–8.97%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30 (b)	IDR	21,000,000,000	2,620,013
Standard Chartered Bank/Singapore, Sr. Unsec. Medium-Term Euro Notes, 11.00%, 09/15/25 (b)	IDR	24,045,652,170	2,715,716

			5,335,729

Uruguay–2.05%
Uruguay Government, Sr. Unsec. Global Bonds, 5.00%, 09/14/18	UYU	23,161,619	1,219,195

TOTAL INVESTMENTS–97.31% (Cost $55,764,341)			57,848,041

OTHER ASSETS LESS LIABILITIES–2.69%			1,601,423

NET ASSETS–100.00%			$59,449,464

Investment Abbreviations:

ARS	—	Argentine Peso

BRL	—	Brazilian Real

COP	—	Colombian Peso

EGP	—	Egyptian Pound

Gtd.	—	Guaranteed

HUF	—	Hungarian Forint

IDR	—	Indonesian Rupiah

KZT	—	Kazakhstan Tenge

MXN	—	Mexican Peso

MYR	—	Malaysian Ringgit

PEN	—	Peruvian Nuevo Sol

PLN	—	Polish Zloty

REGS	—	Regulation S

RUB	—	Russian Ruble

Sec.	—	Secured

Sr.	—	Senior

THB	—	Thai Baht

TRY	—	Turkish Lira

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated

UYU	—	Uruguayan Peso

ZAR	—	South African Rand
Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $8,018,865, which represented 13.49% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Emerging Market Local Currency Debt Fund

A.	Security Valuations – (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco Emerging Market Local Currency Debt Fund

E.	Foreign Currency Contracts – (continued)

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended July 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Foreign Debt Securities	$—	$57,848,041	$—	$57,848,041

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased by the Fund during the nine months ended July 31, 2010 was $55,789,850. In a funds initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal end reporting period.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,121,550
Aggregate unrealized (depreciation) of investment securities	(37,850)

Net unrealized appreciation of investment securities	$2,083,700

Cost of investments is the same for tax and financial statement purposes.
Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	END-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments (a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.37%

Advertising–4.85%
Arbitron Inc.	215,000	$6,213,500

Airlines–3.48%
Ryanair Holdings PLC -ADR (Ireland)(b)	148,800	4,456,560

Apparel, Accessories & Luxury Goods–1.71%
Liz Claiborne, Inc. (b)	462,200	2,190,828

Brewers–4.63%
Molson Coors Brewing Co. -Class B	131,808	5,932,678

Building Products–2.20%
Kingspan Group PLC (Ireland)(b)	401,400	2,814,950

Communications Equipment–5.46%
Plantronics, Inc.	110,000	3,296,700
Research In Motion Ltd. (Canada)(b)	64,200	3,693,426

		6,990,126

Construction & Engineering–4.58%
Pike Electric Corp. (b)	625,154	5,870,196

Environmental & Facilities Services–4.27%
Newalta Corp. (Canada)	639,369	5,460,759

Fertilizers & Agricultural Chemicals–4.07%
Monsanto Co.	90,000	5,205,600

Health Care Distributors–3.65%
Patterson Cos. Inc.	175,000	4,669,000

Health Care Equipment–8.17%
Kinetic Concepts, Inc. (b)	159,400	5,660,294
Zimmer Holdings, Inc. (b)	90,500	4,795,595

		10,455,889

Home Entertainment Software–3.53%
Activision Blizzard, Inc.	380,000	4,514,400

Home Furnishings–2.47%
Tempur-Pedic International Inc. (b)	103,200	3,165,144

Industrial Conglomerates–2.66%
DCC PLC (Ireland)	138,800	3,410,452

Internet Software & Services–3.51%
eBay Inc. (b)	215,000	4,495,650

Leisure Products–2.97%
Pool Corp.	172,000	3,806,360

Life & Health Insurance–4.19%
Unum Group	235,000	5,362,700

Managed Health Care–4.40%
UnitedHealth Group Inc.	185,000	5,633,250

Multi-Line Insurance–3.36%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	90,723	4,308,118

Research & Consulting Services–1.62%
Corporate Executive Board Co. (The)	73,400	2,067,678

Semiconductors–4.39%
International Rectifier Corp. (b)	287,510	5,615,070

Technology Distributors–3.31%
Brightpoint, Inc. (b)	535,000	4,237,200

Trading Companies & Distributors–7.78%
Grafton Group PLC (Ireland)(c)	998,200	3,760,334
Titan Machinery, Inc. (b)	435,000	6,207,450

		9,967,784

Trucking–4.11%
Con-way Inc.	156,300	5,265,747

Total Common Stocks & Other Equity Interests (Cost $126,814,795)		122,109,639

Money Market Funds–4.59%
Liquid Assets Portfolio-Institutional Class (d)	2,938,054	2,938,054
Premier Portfolio-Institutional Class (d)	2,938,054	2,938,054

Total Money Market Funds (Cost $5,876,108)		5,876,108

TOTAL INVESTMENTS–99.96% (Cost $132,690,903)		127,985,747

OTHER ASSETS LESS LIABILITIES–0.04%		54,971

NET ASSETS–100.00%		$128,040,718

Investment Abbreviations:

ADR	—	American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and seventeen Class A shares.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Endeavor Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Endeavor Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$127,985,747	$—	$—	$127,985,747

Foreign Currency Contracts*	—	(117,759)	—	(117,759)

Total Investments	$127,985,747	$(117,759)	$—	$127,867,988

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts at Period-End

						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

10/15/10	EUR	3,000,000	USD	3,792,000	$3,909,759	$(117,759)

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $41,672,181 and $27,766,097, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,975,538

Aggregate unrealized (depreciation) of investment securities	(23,236,929)

Net unrealized appreciation (depreciation) of investment securities	$(5,261,391)

Cost of investments for tax purposes is $133,247,138.
Invesco Endeavor Fund

Invesco FX Alpha Strategy Fund
Invesco FX Alpha Plus Strategy Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	MS-FXACOMBO-QTR-1 07/10	Invesco Advisers, Inc.

Invesco FX Alpha Strategy Fund
Schedule of Investments July 31, 2010 (unaudited)

	Shares	Value

Money Market Funds 84.2%
Liquid Assets Portfolio — Institutional Class (a)	4,883,785	$4,883,785
Premier Portfolio — Institutional Class (a)	4,883,785	4,883,785

Total Money Market Funds (Cost $9,767,570)		9,767,570

	Principal
	Amount
Short-Term Investment 17.2%
U.S. Treasury Bill
0.17%, 09/02/10 (b) (Cost $1,999,703)	$2,000,000	1,999,703

Total Investments (Cost $11,767,273) (c)	101.4%	11,767,273
Liabilities in Excess of Other Assets	(1.4)%	(167,713)

Net Assets	100.0%	$11,599,560

Notes to Schedule of Investments:

(a)	The money market fund and the Fund are affiliated by having the same investment adviser.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.

1	Invesco FX Alpha Strategy Fund

Invesco FX Alpha Strategy Fund
Schedule of Investments July 31, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at July 31, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$560,000	BRL	309,221	09/29/2010	$4,910
	$100,000	CHF	94,153	09/29/2010	1,902
	$17,010,000	DKK	2,866,967	09/29/2010	107,811
	$21,500,000	HUF	93,907	09/29/2010	4,068
	$4,030,000,000	IDR	439,237	09/29/2010	6,361
	$14,000,000	INR	297,429	09/29/2010	1,372
	$13,600,000	JPY	155,202	09/29/2010	2,301
	$310,000	TRY	195,251	09/29/2010	8,218
	$2,400,000	ZAR	306,945	09/29/2010	18,541
AUD	90,000		$74,999	09/29/2010	(5,825)
BRL	70,000		$39,041	09/29/2010	(226)
CAD	120,000		$112,602	09/29/2010	(4,021)
CHF	10,000		$9,464	09/29/2010	(141)
CLP	220,000,000		$407,219	09/29/2010	(14,959)
CZK	7,900,000		$385,435	09/29/2010	(29,493)
DKK	2,080,000		$352,714	09/29/2010	(11,045)
EUR	1,930,000		$2,423,424	09/29/2010	(91,453)
GBP	60,000		$90,980	09/29/2010	(3,141)
HUF	3,000,000		$13,576	09/29/2010	(95)
IDR	430,000,000		$46,765	09/29/2010	(781)
INR	1,000,000		$21,177	09/29/2010	(165)
JPY	1,300,000		$14,690	09/29/2010	(366)
KRW	490,000,000		$395,002	09/29/2010	(18,005)
MXN	350,000		$26,540	09/29/2010	(930)
NOK	670,000		$103,645	09/29/2010	(6,266)
NZD	110,000		$75,295	09/29/2010	(4,130)
PLN	1,580,000		$474,218	09/29/2010	(37,576)
RUB	3,800,000		$121,445	09/29/2010	(3,499)
SEK	650,000		$85,108	09/29/2010	(4,877)
TRY	40,000		$25,402	09/29/2010	(852)
TWD	17,000,000		$528,443	09/29/2010	(3,655)
ZAR	310,000		$40,317	09/29/2010	(1,725)

Net Unrealized Depreciation					$(87,742)

Currency Abbreviations:

AUD	Australian Dollar.

BRL	Brazilian Real.

CAD	Canadian Dollar.

CHF	Swiss Franc.

CLP	Chilean Peso.

CZK	Czech Koruna.

DKK	Danish Krone.

EUR	Euro.

GBP	British Pound.

HUF	Hungarian Forint.

IDR	Indonesian Rupiah.

INR	Indian Rupee.

JPY	Japanese Yen.

KRW	South Korean Won.

MXN	Mexican New Peso.

NOK	Norwegian Krone.

NZD	New Zealand Dollar.

PLN	Polish Zloty.

RUB	Russian Ruble.

SEK	Swedish Krona.

TRY	Turkish Lira.

TWD	Taiwan Dollar.

ZAR	South African Rand.
See accompanying notes which are an integral part of this schedule.

2	Invesco FX Alpha Strategy Fund

Invesco FX Alpha Plus Strategy Fund
Schedule of Investments July 31, 2010 (unaudited)

	Shares	Value

Money Market Funds 91.7%
Liquid Assets Portfolio — Institutional Class (a)	21,218,521	$21,218,521
Premier Portfolio — Institutional Class (a)	21,218,521	21,218,521

Total Money Market Funds (Cost $42,437,042)		42,437,042

	Principal
	Amount
Short-Term Investment 10.8%
U.S. Treasury Bill
0.17%, 09/02/10 (b) (Cost $4,999,258)	$5,000,000	4,999,258

Total Investments (Cost $47,436,300) (c)	102.5%	47,436,300
Liabilities in Excess of Other Assets	(2.5)%	(1,159,638)

Net Assets	100.0%	$46,276,662

Notes to Schedule of Investments:

(a)	The money market fund and the Fund are affiliated by having the same investment adviser.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.

1	Invesco FX Alpha Plus Strategy Fund

Invesco FX Alpha Plus Strategy Fund
Schedule of Investments July 31, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at July 31, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$6,120,000	BRL	3,379,348	09/29/2010	$53,656
	$1,160,000	CHF	1,092,176	09/29/2010	22,066
	$850,000	EUR	1,067,311	09/29/2010	40,277
	$215,000,000	HUF	939,070	09/29/2010	40,681
	$44,250,000,000	IDR	4,822,888	09/29/2010	69,840
	$163,000,000	INR	3,462,928	09/29/2010	15,977
	$151,000,000	JPY	1,723,194	09/29/2010	25,551
	$3,400,000	TRY	2,141,463	09/29/2010	90,129
	$26,000,000	ZAR	3,325,233	09/29/2010	200,864
AUD	1,140,000		$949,985	09/29/2010	(73,784)
CAD	1,480,000		$1,388,759	09/29/2010	(49,586)
CLP	2,740,000,000		$5,071,726	09/29/2010	(186,313)
CZK	98,700,000		$4,815,503	09/29/2010	(368,470)
GBP	730,000		$1,106,928	09/29/2010	(38,218)
KRW	6,050,000,000		$4,877,066	09/29/2010	(222,302)
MXN	4,000,000		$303,318	09/29/2010	(10,625)
NOK	8,300,000		$1,283,955	09/29/2010	(77,629)
NZD	1,350,000		$924,075	09/29/2010	(50,692)
PLN	19,650,000		$5,897,713	09/29/2010	(467,322)
RUB	47,000,000		$1,502,077	09/29/2010	(43,276)
SEK	8,000,000		$1,047,477	09/29/2010	(60,028)
TWD	209,500,000		$6,512,278	09/29/2010	(45,047)

Net Unrealized Depreciation					$(1,134,251)

Currency Abbreviations:

AUD	Australian Dollar.

BRL	Brazilian Real.

CAD	Canadian Dollar.

CHF	Swiss Franc.

CLP	Chilean Peso.

CZK	Czech Koruna.

EUR	Euro.

GBP	British Pound.

HUF	Hungarian Forint.

IDR	Indonesian Rupiah.

INR	Indian Rupee.

JPY	Japanese Yen.

KRW	South Korean Won.

MXN	Mexican New Peso.

NOK	Norwegian Krone.

NZD	New Zealand Dollar.

PLN	Polish Zloty.

RUB	Russian Ruble.

SEK	Swedish Krona.

TRY	Turkish Lira.

TWD	Taiwan Dollar.

ZAR	South African Rand.
See accompanying notes which are an integral part of this schedule.

2	Invesco FX Alpha Plus Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010 (Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010 (Unaudited) continued
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Distributions – Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized
Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010 (Unaudited) continued
gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2010, there were no significant transfers between investment levels.
INVESCO FX ALPHA STRATEGY FUND

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments in an Asset Position	Quoted Prices	Observable Inputs	Inputs	Total

Money Market Funds	$9,767,570	$—	$—	$9,767,570
U.S. Treasury Bill	—	1,999,703	—	1,999,703
Forward Foreign Currency Contracts	—	155,484	—	155,484

Total Investments in an Asset Position	$9,767,570	$2,155,187	$—	$11,922,757

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(243,226)	$—	$(243,226)

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010 (Unaudited) continued
INVESCO FX ALPHA PLUS STRATEGY FUND

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments in an Asset Position	Quoted Prices	Observable Inputs	Inputs	Total

Money Market Funds	$42,437,042	$—	$—	$42,437,042
U.S. Treasury Bill	—	4,999,258	—	4,999,258
Forward Foreign Currency Contracts	—	559,041	—	559,041

Total Investments in an Asset Position	$42,437,042	$5,558,299	$—	$47,995,341

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(1,693,292)	$—	$(1,693,292)

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Effect of Derivative Instruments for the nine months ended July 31, 2010
The tables below summarize the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:
INVESCO FX ALPHA STRATEGY FUND

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts *
Realized Gain (Loss)

Currency risk	$246,415

Change in Unrealized Appreciation (Depreciation)

Currency risk	(791,120)

Total	$(544,705)

*	The average value of foreign currency contracts outstanding during the period was $15,319,597.
Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010 (Unaudited) continued
INVESCO FX ALPHA PLUS STRATEGY FUND

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts *
Realized Gain (Loss)

Currency risk	$2,139,772

Change in Unrealized Appreciation (Depreciation)

Currency risk	(679,001)

Total	$1,460,771

*	The average value of foreign currency contracts outstanding during the period was $131,446,518.
Note 4 — Subsequent Event
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of the Invesco FX Alpha Strategy Fund and the Invesco FX Alpha Plus Strategy Fund. In order to effect such liquidation, the Funds will close to new investors on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Funds.
Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

Invesco Global Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	GBL-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–78.53%

China–2.89%
China Mobile Ltd.	58,508	$593,890

Denmark–1.31%
Alk-Abello A.S.	4,285	269,096

Finland–2.27%
Nokian Renkaat Oyj	16,610	466,149

France–3.10%
Schneider Electric S.A.	5,518	636,555

Germany–0.87%
Bayerische Motoren Werke AG	3,327	179,151

Ireland–7.88%
Accenture PLC -Class A	15,163	601,062
Anglo Irish Bank Corp. Ltd. (a)	102,453	0
Ryanair Holdings PLC -ADR(a)	15,754	471,832
Willis Group Holdings PLC	17,900	547,740

		1,620,634

Netherlands–0.96%
Koninklijke DSM N.V.	4,152	197,083

Switzerland–28.32%
Aryzta AG	23,288	952,539
Geberit AG	2,300	376,083
Kuehne + Nagel International AG	200	21,450
Nestle S.A.	35,566	1,758,664
Novartis AG	11,866	577,135
Roche Holding AG	5,400	702,544
Schindler Holding AG -Participation Ctfs.	4,800	430,456
Synthes, Inc.	8,705	1,001,305

		5,820,176

Taiwan–0.24%
Giant Manufacturing Co., Ltd.	14,000	48,670

United Kingdom–6.51%
Diageo PLC	48,300	840,076
Tesco PLC	81,352	499,151

		1,339,227

United States–24.18%
Boston Scientific Corp. (a)	114,498	641,189
Google Inc. -Class A (a)	1,000	484,850
Mattel, Inc.	13,100	277,196
Microsoft Corp.	58,100	1,499,561
Quest Diagnostics Inc.	12,459	585,448
Rockwell Collins, Inc.	14,100	805,956
T. Rowe Price Group Inc.	555	26,768
Visa Inc. -Class A	8,850	649,147

		4,970,115

Total Common Stocks & Other Equity Interests (Cost $15,661,345)		16,140,746

Money Market Funds–5.96%
Liquid Assets Portfolio-Institutional Class (b)	612,296	612,296
Premier Portfolio-Institutional Class (b)	612,296	612,296

Total Money Market Funds (Cost $1,224,592)		1,224,592

TOTAL INVESTMENTS–84.49% (Cost $16,885,937)		17,365,338

OTHER ASSETS LESS LIABILITIES–15.51%		3,188,755

NET ASSETS–100.00%		$20,554,093

Investment Abbreviations:

ADR	— American Depositary Receipt

Ctfs.	— Certificates

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Global Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

China	$—	$593,890	$—	$593,890
Denmark	269,096	—	—	269,096
Finland	466,149	—	—	466,149
France	636,555	—	—	636,555
Germany	179,151	—	—	179,151
Ireland	1,620,634	—	0	1,620,634
Netherlands	197,083	—	—	197,083
Switzerland	5,243,041	577,135	—	5,820,176
Taiwan	—	48,670	—	48,670
United Kingdom	—	1,339,227	—	1,339,227
United States	6,194,707	—	—	6,194,707

Total Investments	$14,806,416	$2,558,922	$0	$17,365,338

Invesco Global Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $5,678,542 and $9,046,387, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,061,716
Aggregate unrealized (depreciation) of investment securities	(2,147,424)

Net unrealized appreciation (depreciation) of investment securities	$(85,708)

Cost of investments for tax purposes is $17,451,046.
Invesco Global Fund

Invesco Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	GHC-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.22%

Biotechnology–23.51%
AMAG Pharmaceuticals, Inc. (b)(c)	125,518	$3,951,307
Amgen Inc. (c)	703,859	38,381,431
Biogen Idec Inc. (c)	240,855	13,458,977
BioMarin Pharmaceutical Inc. (c)	799,695	17,473,336
Celgene Corp. (c)	251,973	13,896,311
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-06/25/98; Cost $408,490)(d)(e)	109,377	0
Genzyme Corp. (c)	412,081	28,664,354
Gilead Sciences, Inc. (c)	1,211,036	40,351,720
Human Genome Sciences, Inc. (c)	354,626	9,198,999
Incyte Corp. (c)	397,469	5,175,046
Myriad Genetics, Inc. (c)	327,898	4,757,800
Pharmasset, Inc. (c)	127,400	3,441,074
Savient Pharmaceuticals Inc. (b)(c)	658,714	9,024,382
United Therapeutics Corp. (c)	360,403	17,620,103
Vertex Pharmaceuticals Inc. (c)	263,493	8,869,174

		214,264,014

Drug Retail–5.36%
CVS Caremark Corp.	1,275,779	39,153,658
Drogasil S.A. (Brazil)	465,226	9,686,694

		48,840,352

Health Care Distributors–1.80%
McKesson Corp.	261,251	16,411,788

Health Care Equipment–11.98%
Baxter International Inc.	445,992	19,521,070
Boston Scientific Corp. (c)	2,990,505	16,746,828
CareFusion Corp. (c)	379,409	7,994,148
Covidien PLC (Ireland)	457,433	17,071,399
Dexcom Inc. (c)	302,130	3,371,771
Hologic, Inc. (c)	653,755	9,244,096
Hospira, Inc. (c)	278,290	14,498,909
Sensys Medical, Inc. (Acquired 04/23/04-08/09/06; Cost $1,302)(c)(d)(e)	8,750	0
Wright Medical Group, Inc. (c)	435,318	6,795,314
Zimmer Holdings, Inc. (c)	262,881	13,930,064

		109,173,599

Health Care Facilities–2.83%
Assisted Living Concepts Inc. -Class A(c)	196,940	6,195,732
Rhoen-Klinikum AG (Germany)	857,273	19,555,469

		25,751,201

Health Care Services–8.30%
DaVita, Inc. (c)	361,530	20,722,899
Express Scripts, Inc. (c)	471,044	21,281,768
Medco Health Solutions, Inc. (c)	242,014	11,616,672
Omnicare, Inc.	370,487	9,125,095
Quest Diagnostics Inc.	274,734	12,909,751

		75,656,185

Health Care Supplies–2.31%
Alcon, Inc.	89,100	13,817,628
Immucor, Inc. (c)	374,315	7,194,334

		21,011,962

Health Care Technology–0.74%
Allscripts-Misys Healthcare Solutions, Inc. (b)(c)	404,877	6,757,397

Life & Health Insurance–0.96%
Amil Participacoes S.A. (Brazil)(e)	1,017,000	8,794,175

Life Sciences Tools & Services–9.47%
Gerresheimer AG (Germany)(c)	464,545	16,979,185
Life Technologies Corp. (c)	489,217	21,031,439
Pharmaceutical Product Development, Inc.	507,448	12,310,688
Thermo Fisher Scientific, Inc. (c)	803,393	36,040,210

		86,361,522

Managed Health Care–10.33%
Aetna Inc.	782,681	21,797,666
AMERIGROUP Corp. (c)	274,195	9,805,213
Aveta, Inc. (c)(e)	805,748	4,633,051
CIGNA Corp.	255,782	7,867,854
Health Net Inc. (c)	563,420	13,268,541
UnitedHealth Group Inc.	458,880	13,972,896
WellPoint Inc. (c)	450,057	22,826,891

		94,172,112

Pharmaceuticals–18.63%
Abbott Laboratories	660,564	32,420,481
Allergan, Inc.	151,899	9,274,953
Bayer AG (Germany)	148,217	8,523,056
EastPharma Ltd. -GDR (Turkey)(c)(e)	674,841	911,035
Hikma Pharmaceuticals PLC (United Kingdom)	745,313	8,371,275
Ipsen S.A. (France)	212,595	7,072,041
Johnson & Johnson	418,357	24,302,358
Locus Pharmaceuticals, Inc. (c)(e)	258,824	140,736
Novartis AG -ADR (Switzerland)	337,838	16,466,224
Pharmstandard -GDR (Russia)(c)(e)	138,700	3,321,865
Roche Holding AG (Switzerland)	268,205	34,893,689
Shire PLC -ADR (United Kingdom)	203,242	13,997,277
See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	207,400	$10,131,490

		169,826,480

Total Common Stocks & Other Equity Interests (Cost $794,728,527)		877,020,787

Preferred Stocks–0.01%

Health Care Equipment–0.00%
Intact Medical Corp. -Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(c)(d)(e)	2,439,026	0
Sensys Medical, Inc.,
Series A-2, Pfd. (Acquired 02/25/98-09/30/05; Cost $7,627,993)(c)(d)(e)	2,173,209	0
Series B, Conv. Pfd. (Acquired 03/16/05-01/12/07; Cost $245,305)(c)(d)(e)	282,004	0

		—

Pharmaceuticals–0.01%
BioImagene, Inc. -Series B-2, Pfd. (Acquired 05/24/01; Cost $2,700,000)(c)(d)(e)	187,734	94,505

Total Preferred Stocks (Cost $12,573,299)		94,505

Money Market Funds–3.17%
Liquid Assets Portfolio-Institutional Class(f)	14,448,646	14,448,646
Premier Portfolio-Institutional Class (f)	14,448,646	14,448,646

Total Money Market Funds (Cost $28,897,292)		28,897,292

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.40% (Cost $836,199,118)		906,012,584

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.91%
Liquid Assets Portfolio -Institutional Class (Cost $8,307,740)(f)(g)	8,307,740	8,307,740

TOTAL INVESTMENTS–100.31% (Cost $844,506,858)		914,320,324

OTHER ASSETS LESS LIABILITIES–(0.31)%		(2,820,650)

NET ASSETS–100.00%		$911,499,674

Investment Abbreviations:

ADR	— American Depositary Receipt

Conv.	— Convertible

GDR	— Global Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2010.

(c)	Non-income producing security.

(d)	Security is considered venture capital. See Note 1D.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $17,895,367, which represented 1.96% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Health Care Fund

A.	Security Valuations (continued) – Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks – The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar
Invesco Global Health Care Fund

F.	Foreign Currency Translations (continued) –

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 – Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$909,452,032	$—	$4,868,292	$914,320,324
Foreign Currency Contracts*	—	(1,519,925)	—	(1,519,925)

Total Investments	$909,452,032	$(1,519,925)	$4,868,292	$912,800,399

*	Unrealized appreciation (depreciation).
Invesco Global Health Care Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

8/10/10	CHF	18,897,700	USD	17,053,685	$18,147,251	$(1,093,566)
8/10/10	EUR	14,486,000	USD	18,455,744	18,882,103	(426,359)

Total open foreign currency contracts						$(1,519,925)

Closed Foreign Currency Contracts

Closed	Contract to					Realized
Date	Deliver		Receive		Value	Gain

05/25/10	USD	2,802,888	EUR	2,200,000	2,695,066	107,822

Total closed foreign currency contracts						$107,822

Total foreign currency contracts						$(1,412,103)

Currency Abbreviations:

CHF —	Swiss Franc

EUR —	Euro

USD —	U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $108,675,474 and $194,768,040, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$125,391,565
Aggregate unrealized (depreciation) of investment securities	(67,161,903)

Net unrealized appreciation of investment securities	$58,229,662

Cost of investments for tax purposes is $856,090,662.
Invesco Global Health Care Fund

Invesco International Total Return Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	ITR-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

		Principal
		Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–92.66%(a)

Australia–1.14%
Australia Government-Series 117, Sr. Unsec. Bonds, 5.75%, 06/15/11	AUD	880,000	$804,452

Austria–4.85%
Austria Government, Medium-Term Euro Notes, 3.80%, 10/20/13(b)	EUR	460,000	642,520
Erste Group Bank AG-Series 349, Tranche 1, Sub. Floating Rate Medium-Term Euro Notes, 1.25%, 07/19/17(c)	EUR	300,000	341,472
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken-Series 2, Tranche 2, Sr. Unsec. Medium-Term Euro Notes, 1.60%, 02/15/11	JPY	210,000,000	2,434,738

			3,418,730

Belgium–3.04%
Belgium Government-Series 48, Sr. Euro Bonds, 4.00%, 03/28/22	EUR	1,560,000	2,143,427

Brazil–0.31%
Brazilian Government, Unsec. Unsub. Euro Bonds, 9.50%, 01/24/11	EUR	160,000	217,632

Canada–8.49%
Canadian Government, Bonds,
3.50%, 06/01/13	CAD	1,400,000	1,426,734
4.50%, 06/01/15	CAD	510,000	546,360
5.00%, 06/01/37	CAD	900,000	1,070,282
Province of Quebec Canada, Unsec. Global Notes, 1.60%, 05/09/13	JPY	250,000,000	2,947,520

			5,990,896

Denmark–0.77%
Denmark Government, Bonds, 5.00%, 11/15/13	DKK	2,800,000	546,070

France–5.51%
BNP Paribas Home Loan S.A., Sr. Sec. Euro Bonds, 2.25%, 10/01/12	EUR	650,000	858,741
Dexia Municipal Agency, Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	2,171,092
Electricite de France S.A., Sr. Unsec. Medium-Term Euro Notes, 5.00%, 05/30/14	EUR	400,000	575,831
France Government Bond OAT, Euro Bonds, 4.00%, 10/25/38	EUR	200,000	278,546

			3,884,210

Germany–26.37%
Bayerische Landesbank-Series 103, Tranche 1, Unsub. Medium-Term Euro Notes, 1.40%, 04/22/13	JPY	270,000,000	3,163,966
Bundesobligation-Series 152, Euro Bonds, 3.50%, 04/12/13	EUR	960,000	1,336,751
Bundesrepublik Deutschland, Euro Bonds, 3.00%, 07/04/20	EUR	1,440,000	1,930,479
Series 04, Euro Bonds, 3.75%, 01/04/15	EUR	450,000	640,847
Series 05, Euro Bonds, 3.50%, 01/04/16	EUR	1,260,000	1,778,710
4.00%, 01/04/37	EUR	1,980,000	2,861,782
Series 07, Euro Bonds, 4.25%, 07/04/39	EUR	560,000	850,468
Series 09, Euro Bonds, 3.25%, 01/04/20	EUR	550,000	755,528
Series 94, Euro Bonds, 6.25%, 01/04/24	EUR	500,000	886,579
Commerzbank AG, Sr. Gtd. Euro Bonds, 2.75%, 01/13/12	EUR	800,000	1,066,785
Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,783,615
Unsec. Gtd. Unsub. Global Bonds, 2.60%, 06/20/37	JPY	120,000,000	1,549,810

			18,605,320

Ireland–0.42%
Cloverie PLC for Zurich Insurance Co., Sec. Sub. Variable Rate Medium-Term Euro Notes, 7.50%, 07/24/39(c)	EUR	200,000	297,367

Italy–4.00%
Intesa Sanpaolo S.p.A., Unsec. Sub. Medium-Term Euro Notes, 5.00%, 09/23/19	EUR	400,000	540,266
Italy Buoni Poliennali Del Tesoro, Euro Bonds, 5.75%, 02/01/33	EUR	1,560,000	2,284,515

			2,824,781

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal
		Amount	Value

Japan–4.52%
Development Bank of Japan, Unsec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	125,000,000	$1,492,734
Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	495,244
Japan Finance Organization for Municipalities, Unsec. Gtd. Global Notes, 1.35%, 11/26/13	JPY	100,000,000	1,200,807

			3,188,785

Luxembourg–1.10%
Glencore Finance Europe S.A.-Series 6, Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	500,000	674,568
TMD Friction Finance S.A.-REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 05/15/17(b)	EUR	80,000	103,758

			778,326

Mexico–0.40%
Mexican Bonos-Series M, Bonds, 7.50%, 06/21/12	MXN	3,400,000	282,001

Netherlands–4.72%
F Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/02/13	EUR	600,000	784,893
HeidelbergCement Finance B.V., Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.63%, 01/25/12	EUR	150,000	205,301
ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	736,211
Netherlands Government, Euro Bonds, 4.00%, 01/15/37	EUR	1,120,000	1,604,565

			3,330,970

South Korea–2.17%
Korea Treasury-Series 0400-1206, Sr. Unsec. Bonds, 4.00%, 06/10/12	KRW	1,800,000,000	1,532,509

Spain–1.94%
Caixa d’Estalvis de Catalunya, Sec. Mortgage-Backed Euro Notes, 3.50%, 03/07/16	EUR	1,000,000	1,221,854
Spain Government, Sr. Euro Bonds, 4.10%, 07/30/18	EUR	110,000	145,410

			1,367,264

Supranational–8.24%
Asian Development Bank-Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,603,707
European Investment Bank, Sr. Unsec. Medium-Term Euro Notes,
2.50%, 02/08/19	CHF	670,000	692,535
4.38%, 04/15/13	EUR	320,000	451,854
Nordic Investment Bank-Series C, Sr. Unsec. Medium-Term Global Notes, 1.70%, 04/27/17	JPY	250,000,000	3,060,848

			5,808,944

Sweden–0.75%
Sweden Government-Series 1046, Bonds, 5.50%, 10/08/12	SEK	3,510,000	528,263

United Kingdom–13.27%
BAT International Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.38%, 06/29/17	EUR	400,000	590,332
Experian Finance PLC, Sr. Gtd. Medium-Term Euro Notes, 4.75%, 02/04/20	EUR	150,000	205,524
Infinis PLC-REGS, Sr. Sec. Euro Notes, 9.13%, 12/15/14(b)	GBP	100,000	163,145
Motability Operations Group PLC, Sr. Gtd. Medium-Term Euro Notes, 5.38%, 06/28/22	GBP	250,000	405,285
Royal Bank of Scotland Group PLC-Series 2958, Tranche 1, Sr. Unsec. Medium-Term Euro Notes, 5.25%, 05/15/13	EUR	300,000	408,808
Royal Bank of Scotland PLC (The), Unsec. Sub. Medium-Term Euro Notes, 6.93%, 04/09/18	EUR	300,000	409,347
TVN Finance Corp. II AB-REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(b)	EUR	125,000	173,528
United Kingdom Treasury, Bonds,
2.50%, 04/16/20	GBP	320,000	1,549,164
2.75%, 01/22/15	GBP	1,330,000	2,148,319
3.75%, 09/07/19	GBP	930,000	1,513,772
4.75%, 12/07/38	GBP	1,060,000	1,792,540

			9,359,764

United States–0.65%
Bank of America Corp., Sr. Unsec. Medium-Term Euro Notes, 4.63%, 08/07/17	EUR	350,000	456,818

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $62,408,955)			65,366,529

Asset-Backed Securities–0.93%(a)

United Kingdom–0.93%
Permanent Master Issuer PLC-Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.54%, 07/15/42(c) (Cost $739,914)	EUR	500,000	658,332

TOTAL INVESTMENTS–93.59% (Cost $63,148,869)			66,024,861

OTHER ASSETS LESS LIABILITIES–6.41%			4,518,676

NET ASSETS–100.00%			$70,543,537

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

Investment Abbreviations:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

Ctfs.	— Certificates

DKK	— Danish Krone

EUR	— Euro

GBP	— British Pound

Gtd.	— Guaranteed

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

REGS	— Regulation S

Sec.	— Secured

SEK	— Swedish Krona

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $1,082,951, which represented 1.54% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Total Return Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and
Invesco International Total Return Fund

F.	Futures Contracts – (continued)

underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$27,131,999	$—	$27,131,999

Asset Backed Securities	—	658,332	—	658,332

Foreign Government Debt Securities	—	38,234,530	—	38,234,530

	$—	$66,024,861	$—	$66,024,861

Foreign Currency Contracts*	—	(11,581)	—	(11,581)

Futures*	(48,314)	—	—	(48,314)

Total Investments	$(48,314)	$66,013,280	$—	$65,964,966

*	Unrealized appreciation (depreciation).
Invesco International Total Return Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts (a)	$3,902	$(15,483)

Interest rate risk
Futures contracts (b)	10,125	(58,439)

Total	$14,027	$(73,922)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the nine months ended July 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
		Foreign Currency
	Futures *	Contracts *

Realized Gain (Loss)

Currency risk	$—	$51,904

Interest rate risk	(232,392)	—

Change in Unrealized Appreciation (Depreciation)

Currency risk	$—	$(11,846)

Interest rate risk	(91,336)	—

Total	$(323,728)	$40,058

*	The average value of futures and foreign currency contracts during the period was $21,111,688 and $2,001,285, respectively.
Invesco International Total Return Fund

Open Foreign Currency Contracts
					Unrealized
Settlement	Contract to				Appreciation
Date	Deliver		Receive	Value	(Depreciation)

09/10/10	EUR	415,406	USD 530,219	$541,439	$(11,220)

09/10/10	USD	478,355	EUR 370,000	482,257	3,902

09/10/10	JPY	39,550,000	USD 453,659	457,922	(4,263)

Total open foreign currency contracts					$(11,581)

Closed Foreign Currency Contracts
				Realized
Closed	Contract to			Gain
Date	Deliver	Receive	Value	(Loss)

07/14/10	USD 410,000	EUR 322,314	$396,704	$(13,296)

07/15/10	USD 680,000	EUR 530,612	653,077	(26,923)

Total closed foreign currency contracts				$(40,219)

Total foreign currency contracts				$(51,800)

Currency Abbreviations:
EUR — Euro
JPY — Japanese Yen
USD — U.S. Dollar

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Euro-Bund	17	September-2010/Long	$2,848,604	$(25,888)

U.S. Treasury 5 Year Notes	24	September-2010/Long	2,875,875	10,125

Subtotal			$5,724,479	$(15,763)

Euro-Bobl	4	September-2010/Short	(625,836)	(10)

Euro-Buxl 30 Year Bonds	10	September-2010/Short	(1,440,368)	(9,261)

Long Gilt	5	September-2010/Short	(953,064)	(23,280)

Subtotal			$(3,019,268)	$(32,551)

Total			$2,705,211	$(48,314)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $101,539,394 and $110,099,935, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,742,908

Aggregate unrealized (depreciation) of investment securities	(866,916)

Net unrealized appreciation of investment securities	$2,875,992

Cost of investments is the same for tax and financial statement purposes.
Invesco International Total Return Fund

Invesco Japan Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	JAP-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–101.14%

Apparel Retail–1.13%
Fast Retailing Co., Ltd.	500	$75,082

Asset Management & Custody Banks–2.67%
SBI Holdings, Inc.	1,339	177,069

Auto Parts & Equipment–4.72%
Denso Corp.	3,800	108,436
Koito Manufacturing Co., Ltd. (b)	3,000	43,597
NHK Spring Co., Ltd.	11,000	101,350
Takata Corp.	3,000	59,101

		312,484

Automobile Manufacturers–5.00%
Honda Motor Co., Ltd.	4,400	137,325
Nissan Motor Co., Ltd.	25,400	194,159

		331,484

Brewers–1.60%
Kirin Holdings Co., Ltd.	8,000	106,277

Broadcasting–2.08%
Nippon Television Network Corp.	990	138,135

Building Products–3.01%
Asahi Glass Co., Ltd.	3,000	30,383
JS Group Corp.	8,400	168,996

		199,379

Commodity Chemicals–3.89%
Denki Kagaku Kogyo Kabushiki Kaisha	30,000	151,842
Kuraray Co., Ltd.	8,500	106,126

		257,968

Computer Hardware–5.40%
Fujitsu Ltd.	18,000	127,206
Toshiba Corp. (c)	44,000	230,980

		358,186

Construction & Engineering–1.49%
JGC Corp.	6,000	98,775

Construction, Farm Machinery & Heavy Trucks–2.03%
Komatsu Ltd.	3,400	71,722
Kubota Corp.	8,000	63,104

		134,826

Consumer Electronics–2.17%
Pioneer Corp. (c)	39,600	144,118

Consumer Finance–0.59%
ORIX Corp.	500	39,169

Department Stores–1.88%
Isetan Mitsukoshi Holdings Ltd.	13,300	124,724

Diversified Banks–7.06%
Mitsubishi UFJ Financial Group, Inc.	42,200	208,790
Sumitomo Mitsui Financial Group, Inc.	8,400	259,088

		467,878

Diversified Metals & Mining–1.01%
Mitsubishi Materials Corp. (c)	25,000	66,782

Diversified Real Estate Activities–2.73%
Sumitomo Realty & Development Co., Ltd.	10,000	180,713

Electrical Components & Equipment–3.13%
Nidec Corp.	2,200	207,284

Electronic Components–0.54%
IBIDEN Co., Ltd.	1,200	35,651

Electronic Equipment & Instruments–6.39%
FUJIFILM Holdings Corp.	6,600	205,285
Hitachi, Ltd.	52,000	218,385

		423,670

Food Retail–1.99%
FamilyMart Co., Ltd.	3,700	132,064

Home Entertainment Software–0.92%
Capcom Co., Ltd.	4,000	61,111

Homebuilding–2.54%
HASEKO Corp. (b)(c)	140,000	113,826
Sekisui Chemical Co., Ltd.	8,000	54,259

		168,085

Household Appliances–1.13%
Rinnai Corp. (b)	1,400	75,012

Household Products–3.94%
Unicharm Corp.	2,200	261,191

Industrial Gases–1.32%
Taiyo Nippon Sanso Corp.	10,000	87,299

Industrial Machinery–6.10%
Fanuc Ltd.	1,800	211,489
Nabtesco Corp.	8,000	127,031
SMC Corp.	500	65,632

		404,152

See accompanying notes which are an integral part of this schedule.
Invesco Japan Fund

	Shares	Value

IT Consulting & Other Services–8.35%
ITOCHU Techno-Solutions Corp.	2,500	$90,433
NTT Data Corp.	63	227,894

OBIC Co., Ltd.	660	124,166
Otsuka Corp. (b)	1,700	110,621

		553,114

Life & Health Insurance–0.82%
T&D Holdings, Inc.	2,500	54,426

Marine–2.46%
Mitsui O.S.K. Lines, Ltd.	24,000	163,047

Paper Products–1.46%
OJI Paper Co., Ltd.	20,000	96,505

Property & Casualty Insurance–3.54%
Tokio Marine Holdings, Inc.	8,600	234,647

Semiconductor Equipment–1.79%
Tokyo Electron Ltd.	2,200	118,685

Semiconductors–0.82%
Elpida Memory, Inc. (b)(c)	3,600	54,432

Trading Companies & Distributors–5.44%
ITOCHU Corp.	12,300	95,412
JFE Shoji Holdings, Inc.	17,000	69,508
Mitsubishi Corp.	9,000	195,339

		360,259

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.14% (Cost $6,643,876)		6,703,683

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.53%
Liquid Assets Portfolio -Institutional Class (Cost $167,720)(d)(e)	167,720	167,720

TOTAL INVESTMENTS–103.67% (Cost $6,811,596)		6,871,403

OTHER ASSETS LESS LIABILITIES–(3.67)%		(243,019)

NET ASSETS–100.00%		$6,628,384

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2010.

(c)	Non-income producing security.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Japan Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Japan Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
E.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of
Invesco Japan Fund

F.	Foreign Currency Translations – (continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$54,259	$1,314,865	$—	$1,369,124
Consumer Staples	—	499,532	—	499,532
Financials	—	1,153,902	—	1,153,902
Industrials	—	1,567,722	—	1,567,722
Information Technology	—	1,604,849	—	1,604,849
Materials	—	508,554	—	508,554
Money Market Funds	167,720	—	—	167,720

Total Investments	$221,979	$6,649,424	$—	$6,871,403

Invesco Japan Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $8,008,927 and $5,610,269 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$341,429
Aggregate unrealized (depreciation) of investment securities	(413,419)

Net unrealized appreciation (depreciation) of investment securities	$(71,990)

Cost of investments for tax purposes is $6,943,393.
Invesco Japan Fund

Invesco LIBOR Alpha Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	LAL-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–51.05%

Agricultural Products–1.44%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	$105,000	$127,521
Cargill Inc.,
Sr. Unsec. Notes,
6.38%, 06/01/12(b)	275,000	300,075
5.60%, 09/15/12(b)	240,000	260,515

		688,111

Airlines–2.56%
American Airlines Pass Through Trust,
Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	372,738	375,067
Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	375,000	388,594
Continental Airlines Inc., Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	63,617	61,391
Delta Air Lines, Inc.,
Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	270,000	283,163
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	58,439	58,146
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	49,180	54,037

		1,220,398

Automotive Retail–0.75%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	180,000	186,975
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	150,000	168,717

		355,692

Brewers–0.98%
Anheuser Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	450,000	466,237

Broadcasting–2.00%
COX Communications Inc.,
Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	60,000	80,383
Sr. Unsec. Notes, 6.75%, 03/15/11	500,000	518,189
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	325,000	355,270

		953,842

Cable & Satellite–0.88%
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	375,000	417,187

Casinos & Gaming–1.87%
MGM Resorts International,
Sr. Sec. Global Notes, 11.13%, 11/15/17	125,000	141,719
Sr. Unsec. Gtd. Notes, 8.50%, 09/15/10	500,000	500,937
Seneca Gaming Corp., Sr. Unsec. Global Notes, 7.25%, 05/01/12	250,000	247,188

		889,844

Communications Equipment–0.90%
Motorola Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	401,000	428,105

Computer Storage & Peripherals–0.21%
Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	85,000	99,790

Construction Materials–0.54%
Texas Industries, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 07/15/13	250,000	255,158

Diversified Banks–4.53%
Bank of Nova Scotia (Canada),
Sr. Unsec. Global Notes,
2.38%, 12/17/13	135,000	138,897
3.40%, 01/22/15	250,000	263,508
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	140,000	162,459
National Agricultural Cooperative Federation (South Korea), Sr. Unsec. Notes, 4.25%, 01/28/16(b)	150,000	150,944
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	125,000	129,593
Sr. Unsec. Gtd. Medium-Term Notes, 1.50%, 03/30/12(b)	500,000	504,261
US Bancorp, Sr. Unsec. Notes, 2.00%, 06/14/13	185,000	189,151
US Bank N.A., Sub. Notes, 3.78%, 04/29/20	250,000	259,370
See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Diversified Banks–(continued)
Wachovia Corp., Sr. Unsec. Notes, 5.35%, 03/15/11	$185,000	$190,311
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	165,000	166,309

		2,154,803

Diversified Capital Markets–0.53%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.58%, 02/23/12(c)	250,000	251,408

Diversified Metals & Mining–0.24%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	100,000	112,219

Diversified REIT’s–0.82%
Qatari Diar Finance QSC (Mult. Countries),
Gtd. Notes,
3.50%, 07/21/15(b)	265,000	268,373
5.00%, 07/21/20(b)	120,000	122,236

		390,609

Electric Utilities–3.96%
DCP Midstream LLC, Sr. Unsec. Notes, 7.88%, 08/16/10	763,000	764,971
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	130,000	133,498
Southern Co., Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	440,000	466,706
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	475,000	518,986

		1,884,161

Food Retail–0.54%
Wrigley (W.M.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.91%, 06/28/11(b)(c)	255,000	255,791

Health Care Equipment–2.31%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	100,000	103,951
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	500,000	523,424
Medtronic Inc., Sr. Unsec. Global Notes, 3.00%, 03/15/15	450,000	473,426

		1,100,801

Health Care Facilities–0.54%
Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	250,000	258,125

Health Care Services–0.75%
Express Scripts Inc.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	300,000	320,587
7.25%, 06/15/19	30,000	36,958

		357,545

Hotels, Resorts & Cruise Lines–1.64%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	250,000	255,938
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	271,987
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	240,000	251,100

		779,025

Independent Power Producers & Energy Traders–0.19%
AES Corp. (The), Sr. Unsec. Global Notes, 9.75%, 04/15/16	80,000	90,800

Industrial Conglomerates–0.23%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	100,000	109,553

Industrial REIT’s–0.25%
ProLogis, Sr. Unsec. Notes, 6.25%, 03/15/17	125,000	121,174

Insurance Brokers–0.21%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	100,000	100,456

Integrated Oil & Gas–0.15%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	65,000	71,842

Integrated Telecommunication Services–2.84%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	533,000	548,899
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	120,000	123,113
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Global Bonds, 8.00%, 10/01/10	400,000	404,467
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	150,000	151,264
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 9.50%, 04/23/19(b)	100,000	124,121

		1,351,864

See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Investment Banking & Brokerage–0.22%
Goldman Sachs Group Inc. (The),
Sr. Global Notes, 3.70%, 08/01/15	$65,000	$65,946
Sr. Unsec. Global Notes, 5.13%, 01/15/15	35,000	37,672

		103,618

Life & Health Insurance–2.07%
Metropolitan Life Global Funding I, Sr. Sec. Notes, 2.88%, 09/17/12(b)	400,000	411,214
Prudential Financial Inc.,
Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	211,560
Series D,
Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	355,000	360,928

		983,702

Life Sciences Tools & Services–0.43%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	185,000	204,675

Multi-Line Insurance–0.24%
Genworth Financial Inc., Sr. Unsec. Notes, 7.70%, 06/15/20	110,000	112,232

Multi-Utilities–1.03%
Nisource Finance Corp., Sr. Unsec. Gtd. Notes, 7.88%, 11/15/10	400,000	407,193
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	80,000	83,296

		490,489

Office Electronics–1.00%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	450,000	476,096

Office REIT’s–0.73%
Boston Properties L.P., Sr. Unsec. Notes, 5.88%, 10/15/19	185,000	202,789
Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(b)	140,000	143,962

		346,751

Oil & Gas Exploration & Production–1.34%
EXCO Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 01/15/11	400,000	399,750
Motiva Enterprises LLC, Notes, 5.75%, 01/15/20(b)	90,000	101,804
Pemex Finance Ltd. (Mexico), Series 2000-1, Global Notes, 9.03%, 02/15/11	75,000	76,012
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.75%, 01/20/20	55,000	59,085

		636,651

Oil & Gas Storage & Transportation–2.08%
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Notes,
7.63%, 02/15/12	335,000	363,289
5.20%, 09/01/20	160,000	171,480
6.45%, 09/01/40	135,000	148,517
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	169,207
Williams Partners L.P., Sr. Unsec. Global Notes, 6.30%, 04/15/40	130,000	140,174

		992,667

Other Diversified Financial Services–2.65%
Citigroup Inc.,
Sr. Unsec. Global Notes,
5.10%, 09/29/11	150,000	155,863
6.01%, 01/15/15	110,000	119,318
ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes, 5.25%, 10/01/20(b)	65,000	66,223
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	426,000	462,256
JPMorgan Chase & Co., Floating Rate Medium-Term Notes, 1.16%, 02/26/13(c)	460,000	460,708

		1,264,368

Packaged Foods & Meats–0.52%
Grupo Bimbo SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(b)	110,000	111,525
Kraft Foods Inc.,
Sr. Unsec. Global Notes,
2.63%, 05/08/13	105,000	107,942
4.13%, 02/09/16	25,000	26,848

		246,315

Paper Products–0.30%
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	150,000	144,563

Publishing–0.66%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	300,000	316,556

See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Regional Banks–0.81%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	$170,000	$177,251
PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%, (b)(d)	200,000	208,000

		385,251

Semiconductors–0.30%
National Semiconductor Corp., Sr. Unsec. Notes, 3.95%, 04/15/15	140,000	145,051

Sovereign Debt–0.42%
Russian Foreign Bond (Russia), Sr. Unsec. Notes, 3.63%, 04/29/15(b)	200,000	199,375

Specialized Finance–1.08%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	500,000	515,104

Specialty Properties–1.03%
Entertainment Properties Trust, Sr. Unsec. Notes, 7.75%, 07/15/20(b)	500,000	493,024

Specialty Stores–0.66%
Staples Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/01/11	300,000	313,694

Steel–0.44%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 9.00%, 02/15/15	40,000	48,253
Sr. Unsec. Global Notes, 7.00%, 10/15/39	150,000	161,945

		210,198

Textiles–0.41%
Invista, Sr. Unsec. Gtd. Notes, 9.25%, 05/01/12(b)	193,000	196,136

Thrifts & Mortgage Finance–0.25%
First Niagara Financial Group Inc., Sr. Unsec. Notes, 6.75%, 03/19/20	110,000	117,537

Wireless Telecommunication Services–0.52%
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	245,000	247,144

Total Bonds & Notes (Cost $23,590,753)		24,305,737

Asset-Backed Securities–28.99%
Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	400,000	421,405
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.96%, 05/25/34(c)	486,077	439,419
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.70%, 08/25/33(c)	73,864	68,317
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	150,000	153,937
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.46%, 03/11/39(c)	360,000	391,242
Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 04/12/38(c)	19,419	19,712
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	538,055
Capital One Multi-Asset Execution Trust, Series 2003-B5, Class B5, Pass Through Ctfs., 4.79%, 08/15/13	550,000	554,171
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	125,000	136,308
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	100,000	101,580
Commercial Mortgage Pass Through Ctfs., Series 2001-J1A, Class A2, Variable Rate Pass Through Ctfs., 6.46%, 02/16/34(b)(c)	216,508	217,995
Countrywide Asset-Backed Ctfs., Series 2007-BC2, Class 2A1, Floating Rate Pass Through Ctfs., 0.42%, 06/25/37(c)	155,143	146,973
Credit Suisse Mortgage Capital Ctfs.,
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.94%, 09/26/34(b)(c)	154,416	147,357
Series 2009-ASG, Class A, Floating Rate Pass Through Ctfs., 1.58%, 11/28/39(b)(c)	1,664	1,664
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 07/26/37(b)	271,775	279,706
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.99%, 09/15/15(c)	200,000	201,677
See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Asset-Backed Securities– (continued)
Fannie Mae REMICS,
Series 2003-112, Class FA, Floating Rate Pass Through Ctfs., 0.83%, 01/25/28(c)	$415,187	$415,555
Series 2005-16, Class LC, 5.50%, 05/25/28	586,507	599,194
Series 2005-16, Class PB, 5.00%, 07/25/27	511,665	523,558
Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	505,357	522,738
Fannie Mae Whole Loan, Series 2004-W5, Class F1, Floating Rate Pass Through Ctfs., 0.78%, 02/25/47(c)	292,747	292,890
Freddie Mac REMICS,
Series 2399, Class XF, Floating Rate Pass Through Ctfs., 1.29%, 01/15/32(c)	221,924	225,197
Series 2450, Class PE, Pass Through Ctfs., 6.00%, 07/15/21	92,617	93,489
Series 2470, Class JF, Floating Rate Pass Through Ctfs., 1.34%, 12/15/31(c)	356,504	362,555
Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	335,337	344,011
Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	211,158	216,707
Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	250,000	262,581
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	383,784	391,717
GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	506,647
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	263,776	263,674
Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	132,431
Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 1.15%, 03/06/20(b)(c)	225,000	193,815
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 07/15/11	115,000	117,103
LB-UBS Commercial Mortgage Trust,
Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(b)	105,000	108,819
Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	200,000	204,518
Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	370,000	379,720
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	176,619
Morgan Stanley Capital I,
Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	349,893	361,105
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(c)	305,000	330,584
Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	100,000	101,248
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, Variable Rate Pass Through Ctfs., 2.87%, 02/25/34(c)	138,085	129,756
Structured Sale Gtd. Loans, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.87%, 02/25/48(b)(c)	872,351	875,516
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(c)	65,000	68,844
USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	93,073	94,524
Vanderbilt Mortgage Finance,
Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	60,016	61,716
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	93,853	98,207
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	20,000	21,844
Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.29%, 12/15/44(c)	400,000	416,350
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.82%, 08/25/33(c)	147,544	148,480
See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Asset-Backed Securities– (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.94%, 09/25/34(c)	$785,035	$791,521
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(c)	156,013	146,887

Total Asset-Backed Securities (Cost $13,554,492)		13,799,638

U.S. Treasury Securities–4.08%

U.S. Treasury Bills–0.46%
0.14%(e)(f) 11/18/10	195,000	194,922
0.16%(e)(f) 11/18/10	25,000	24,981

		219,903

U.S. Treasury Notes–2.45%
4.75%, 08/15/17	1,000,000	1,165,156

U.S. Treasury Bonds–1.17%
5.38%, 02/15/31	355,000	436,151
4.25%, 05/15/39	115,000	120,283
		556,434

Total U.S. Treasury Securities (Cost $1,832,578)		1,941,493

Municipal Obligations–0.93%
Georgia (State of) Municipal Electric Authority (Build America Bonds); Series 2010 A Taxable RB	200,000	201,304
Texas (State of) Transportation Commission; Series 2010 B Taxable RB	235,000	241,973

Total Municipal Obligations (Cost $435,000)		443,277

U.S. Government Sponsored Mortgage-Backed Securities–0.81%

Federal Home Loan Mortgage Corp. (FHLMC)–0.52%
Floating Rate Pass Through Ctfs., 6.51%, 07/01/36(c)	234,517	247,519

Federal National Mortgage Association (FNMA)–0.29%
Floating Rate Pass Through Ctfs., 2.75%, 11/01/32(c)	133,273	138,646

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $371,764)		386,165

Money Market Funds–14.73%
Liquid Assets Portfolio-Institutional Class (g)	3,506,719	3,506,719
Premier Portfolio-Institutional Class (g)	3,506,719	3,506,719

Total Money Market Funds (Cost $7,013,438)		7,013,438

TOTAL INVESTMENTS–100.59% (Cost $46,798,025)		47,889,748

OTHER ASSETS LESS LIABILITIES–(0.59)%		(280,842)

NET ASSETS–100.00%		$47,608,906

Investment Abbreviations:

Ctfs.	—	Certificates

Gtd.	—	Guaranteed

Jr.	—	Junior

RB	—	Revenue Bonds

REIT	—	Real Estate Investment Trust

REMICS	—	Real Estate Mortgage Investment Conduits

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $6,875,075, which represented 14.44% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(d)	Perpetual bond with no specified maturity date.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco LIBOR Alpha Fund

A.	Security Valuations – (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions – The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
Invesco LIBOR Alpha Fund

D.	Dollar Roll and Forward Commitment Transactions – (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with
Invesco LIBOR Alpha Fund

G.	Futures Contracts – (continued)

futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$7,013,438	$—	$—	$7,013,438
U.S. Treasury Securities	—	1,941,493	—	1,941,493
U.S. Government Sponsored Securities	—	386,165	—	386,165
Corporate Debt Securities	—	24,106,362	—	24,106,362
Asset Backed Securities	—	13,799,638	—	13,799,638
Municipal Obligations	—	443,277	—	443,277
Foreign Government Debt Securities	—	199,375	—	199,375
	$7,013,438	$40,876,310	$—	$47,889,748
Futures*	(410,408)	—	—	(410,408)

Total Investments	$6,603,030	$40,876,310	$—	$47,479,340

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Invesco LIBOR Alpha Fund

Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$12,729	$(423,137)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the nine months ended July 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures *

Realized Gain (Loss) Interest rate risk	$(471,438)
Change in Unrealized Appreciation (Depreciation) Interest rate risk	(389,466)

Total	$(860,904)

*	The average value of futures outstanding during the period was $14,297,390.
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Long Gilt Future	3	Sept-2010/Long	$571,838	$12,729
U.S. Treasury Ultra Bonds	8	Sept-2010/Short	(1,082,000)	(55,830)
U.S. Treasury Long Bonds	12	Sept-2010/Short	(1,544,625)	(69,026)
U.S. Treasury 10 Year Notes	49	Sept-2010/Short	(6,066,812)	(169,564)
U.S. Treasury 5 Year Notes	32	Sept-2010/Short	(3,834,500)	(100,819)
U.S. Treasury 2 Year Notes	47	Sept-2010/Short	(10,298,875)	(27,898)

Subtotal			$(22,826,812)	$(423,137)

Total			$(22,254,974)	$(410,408)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $38,536,034 and $22,578,607, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,241,211
Aggregate unrealized (depreciation) of investment securities	(149,488)

Net unrealized appreciation of investment securities	$1,091,723

Investments have the same cost for tax and financial statement purposes.
Invesco LIBOR Alpha Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	MS-PGRO-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010 (unaudited)

	Shares	Value

Common Stocks & Other Equity Interests (99.7%)
Australia (14.2%)
Adelaide Brighton Ltd.	122,983	$353,455
AGL Energy Ltd.	35,958	481,046
AMP Ltd.	95,732	460,102
Ansell Ltd.	30,421	354,253
ASX Ltd.	1,352	35,408
Australia & New Zealand Banking Group Ltd.	60,364	1,258,789
Bendigo and Adelaide Bank Ltd.	19,339	143,589
BHP Billiton Ltd.	83,321	3,007,932
Caltex Australia Ltd.	40,590	375,536
Coca-Cola Amatil Ltd.	45,278	469,133
Cochlear Ltd.	6,597	422,357
Commonwealth Bank of Australia	35,944	1,713,849
CSL Ltd.	1,102	33,040
Goodman Fielder Ltd.	292,570	352,776
Insurance Australia Group Ltd.	111,690	344,566
Macquarie Group Ltd.	6,836	231,005
Monadelphous Group Ltd.	28,717	352,917
National Australia Bank Ltd.	50,592	1,148,658
Newcrest Mining Ltd.	11,011	325,845
Orica Ltd.	23,950	546,022
Origin Energy Ltd.	44,484	622,491
Qantas Airways Ltd. (a)	137,433	306,023
QBE Insurance Group Ltd.	35,281	534,018
Rio Tinto Ltd.	15,285	979,693
SMS Management & Technology Ltd.	38,991	208,711
Suncorp-Metway Ltd.	77,950	591,635
Wesfarmers Ltd.	8,749	246,595
Westpac Banking Corp.	70,050	1,525,254
Woodside Petroleum Ltd.	2,928	110,485
Woolworths Ltd.	17,207	400,974

		17,936,157

Bermuda (0.4%)
GOME Electrical Appliances Holdings Ltd. (a)(b)	1,287,160	447,394

Cayman Islands (2.4%)
Haitian International Holdings Ltd.	559,000	426,818
Ju Teng International Holdings Ltd.	511,000	438,195
Kingboard Chemical Holdings Ltd.	98,000	453,569
Lifestyle International Holdings Ltd.	167,500	348,046
Tencent Holdings Ltd.	46,200	890,395
Vinda International Holdings Ltd.	449,000	433,537

		2,990,560

China (6.4%)
Bank of China Ltd. (H Shares) (b)	2,626,900	1,386,584
China Construction Bank Corp. (H Shares) (b)	2,008,000	1,703,601
China Life Insurance Co., Ltd. (H Shares) (b)	326,000	1,456,868
China Minsheng Banking Corp., Ltd.	643,000	600,161
China Petroleum & Chemical Corp. (H Shares) (b)	914,000	736,613
Dongfang Electric Corp., Ltd.	136,600	469,548
Lianhua Supermarket Holdings Co., Ltd.	109,000	470,100
Ping An Insurance Group Co. of China Ltd. (H Shares) (b)	117,500	973,431
Weichai Power Co., Ltd.	41,000	339,737

		8,136,643

Hong Kong (8.3%)
Belle International Holdings Ltd. (b)	293,000	454,876
BOC Hong Kong Holdings Ltd.	276,500	707,593
Cheung Kong Holdings Ltd.	64,000	770,425
China Mobile Ltd.	95,500	969,393
China Resources Land Ltd.	214,000	454,035
Citic Pacific Ltd.	213,000	438,987
CNOOC Ltd.	439,000	739,249
COSCO Pacific Ltd.	340,000	463,985
Denway Motors Ltd.	898,000	459,798
Hong Kong & China Gas Co., Ltd.	316,100	789,487
Hutchison Whampoa Ltd.	76,000	501,938
Industrial & Commercial Bank of China Asia Ltd.	72,000	213,660
Investment Co. of China (c)	100,000	0
Lenovo Group Ltd.	734,000	471,537
See accompanying notes which are an integral part of this schedule.

                           Invesco Pacific Growth Fund

Schedule of Investments
July 31, 2010 (unaudited)

	Shares	Value

MTR Corp.	144,000	$506,109
Sino Land Co., Ltd.	292,000	549,833
Sun Hung Kai Properties Ltd.	51,000	746,145
Swire Pacific Ltd. (Class A)	41,500	504,358
Wharf Holdings Ltd.	144,250	790,901

		10,532,309

India (2.9%)
Bajaj Auto Ltd.	15,000	871,765
ICICI Bank Ltd.	45,000	878,792
Infosys Technologies Ltd.	15,000	903,216
Larsen & Toubro Ltd.	15,000	579,992
Oil & Natural Gas Corp., Ltd.	16,000	427,782

		3,661,547

Indonesia (2.3%)
Astra International Tbk PT	202,000	1,144,482
Bank Mandiri Tbk PT	1,610,000	1,082,350
Bank Tabungan Negara Tbk PT	1,672,500	363,543
Semen Gresik Persero Tbk PT	340,000	351,455

		2,941,830

Japan (44.3%)
Amada Co., Ltd.	122,000	794,370
Astellas Pharma, Inc.	35,100	1,187,312
Canon, Inc.	48,200	2,085,731
Casio Computer Co., Ltd.	74,200	532,884
Dai Nippon Printing Co., Ltd.	52,000	625,989
Daicel Chemical Industries Ltd.	151,000	1,065,867
Daifuku Co., Ltd.	80,000	467,513
Daiichi Sankyo Co., Ltd.	53,600	998,234
Daikin Industries Ltd.	36,700	1,366,408
Denki Kagaku Kogyo KK	209,000	1,057,895
East Japan Railway Co.	13,700	879,782
FamilyMart Co., Ltd.	22,800	813,847
Fuji Machine Manufacturing Co., Ltd.	14,800	229,208
FUJIFILM Holdings Corp.	41,300	1,284,663
Fujitec Co., Ltd.	54,000	280,642
Fujitsu Ltd.	241,000	1,703,248
Furukawa Electric Co., Ltd.	223,000	995,046
Hitachi Capital Corp.	45,900	607,976
Hitachi High-Technologies Corp.	28,600	547,545
Hitachi Ltd. (a)	219,000	919,790
House Foods Corp.	23,700	346,213
Kaneka Corp.	114,000	703,443
Kurita Water Industries Ltd.	28,600	792,877
Kyocera Corp.	15,300	1,369,023
Kyudenko Corp.	34,000	185,696
Lintec Corp.	33,800	651,603
Maeda Road Construction Co., Ltd.	28,000	225,551
Marubeni Corp.	169,000	903,429
Minebea Co., Ltd.	134,000	742,482
Mitsubishi Chemical Holdings Corp.	157,500	809,714
Mitsubishi Corp.	79,500	1,725,597
Mitsubishi Heavy Industries Ltd.	355,000	1,325,556
Mitsui Mining & Smelting Co., Ltd.	226,000	615,387
Mitsumi Electric Co., Ltd.	42,400	711,690
Nagase & Co., Ltd.	51,000	559,318
NEC Corp.	288,000	772,958
Nifco, Inc.	30,000	680,175
Nintendo Co., Ltd.	5,400	1,502,297
Nippon Meat Packers, Inc.	36,000	475,052
Nippon Sheet Glass Co., Ltd.	174,000	426,586
Nippon Steel Corp.	95,000	325,263
Nippon Telegraph & Telephone Corp.	19,700	820,196
Nissan Motor Co., Ltd. (a)	185,700	1,419,582
Nissha Printing Co., Ltd.	11,400	306,582
Nisshinbo Holdings, Inc.	44,000	456,700
Obayashi Corp.	171,000	727,000
Ono Pharmaceutical Co., Ltd.	20,900	863,796
Panasonic Corp.	99,700	1,322,807
Ricoh Co., Ltd.	93,000	1,275,983
Rohm Co., Ltd.	13,600	854,235
Ryosan Co., Ltd.	19,400	493,502
Sanki Engineering Co., Ltd.	29,000	228,659
Sanwa Holdings Corp.	147,000	471,532
See accompanying notes which are an integral part of this schedule.

                           Invesco Pacific Growth Fund

Schedule of Investments
July 31, 2010 (unaudited)

	Shares	Value

Sekisui Chemical Co., Ltd.	138,000	$936,026
Sekisui House Ltd.	75,000	663,705
Shin-Etsu Polymer Co., Ltd.	65,500	385,964
Sony Corp.	36,700	1,146,912
Suzuki Motor Corp.	46,500	977,388
TDK Corp.	19,600	1,176,774
Teijin Ltd.	224,000	710,563
Toho Co., Ltd.	15,400	253,313
Tokyo Electric Power Co., Inc. (The)	15,700	431,230
Toshiba Corp. (a)	315,000	1,653,703
Toyo Ink Manufacturing Co., Ltd.	111,000	427,102
Toyoda Gosei Co., Ltd.	21,700	537,685
Toyota Motor Corp.	43,400	1,525,450
Tsubakimoto Chain Co.	110,000	459,203
Yamaha Corp.	50,800	561,030
Yamaha Motor Co., Ltd. (a)	44,800	582,816

		55,963,298

Malaysia (2.6%)
Axiata Group Bhd (a)	544,500	729,195
CIMB Group Holdings Bhd	407,700	949,486
Gamuda Bhd	526,400	549,402
Genting Bhd	432,400	1,087,543

		3,315,626

Republic of Korea (6.9%)
Amorepacific Corp.	518	422,955
Cheil Industries, Inc.	10,850	834,583
Hankook Tire Co., Ltd.	17,940	408,080
Hyundai Heavy Industries Co., Ltd.	3,364	765,121
Hyundai Mipo Dockyard	3,268	448,672
Hyundai Mobis	5,024	866,053
KCC Corp.	1,854	477,977
LG Chem Ltd.	2,702	753,130
Mando Corp. (a)	2,050	201,868
OCI Co., Ltd.	1,612	376,167
POSCO	953	396,320
Samsung Electronics Co., Ltd.	1,903	1,306,099
Samsung Engineering Co., Ltd.	4,162	433,273
Samsung SDI Co., Ltd.	3,930	562,970
Shinhan Financial Group Co., Ltd.	11,334	462,959

		8,716,227

Singapore (1.8%)
Golden Agri-Resources Ltd.	1,201,000	507,850
Keppel Corp., Ltd.	104,000	712,280
Overseas Union Enterprise Ltd. (a)	218,000	430,589
United Overseas Bank Ltd.	40,500	589,736

		2,240,455

Taiwan (6.7%)
Acer, Inc.	611	1,642
AU Optronics Corp.	412,980	391,154
Cheng Shin Rubber Industry Co., Ltd.	119,000	304,702
Chroma ATE, Inc.	268,000	539,282
Hon Hai Precision Industry Co., Ltd. (a)	241,487	975,449
Largan Precision Co., Ltd.	36,000	689,139
MediaTek, Inc.	28,056	378,006
Nan Ya Plastics Corp.	296,000	518,944
Pegatron Corp. (a)	629,000	726,294
Powertech Technology, Inc.	224,000	682,086
Taiwan Semiconductor Manufacturing Co., Ltd.	505,143	980,567
Tong Yang Industry Co., Ltd.	418,000	641,066
TXC Corp.	276,000	480,199
Unimicron Technology Corp. (a)	315,000	520,815
Wistron Corp.	153,600	248,516
Yuanta Financial Holding Co., Ltd.	677,000	376,417

		8,454,278

Thailand (0.5%)
Minor International PCL	1,038,000	353,772
Tisco Financial Group PCL	374,000	338,947

		692,719

Total Common Stocks & Other Equity Interests (Cost $120,137,016)		126,029,043

See accompanying notes which are an integral part of this schedule.

                           Invesco Pacific Growth Fund

Schedule of Investments
July 31, 2010 (unaudited)

	Shares	Value

Total Investments (Cost $120,137,016)	99.7%	$126,029,043
Other Assets Less Liabilities	0.3	362,325

Net Assets	100.0%	$126,391,368

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $0 which represented 0% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this schedule.

                           Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Pacific Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Pacific Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$2,508,262	$15,427,895	$—	$17,936,157

Bermuda	—	447,394	—	447,394

Cayman Islands	2,125,547	865,013	—	2,990,560

China	5,366,607	1,796,605	973,431	8,136,643

Hong Kong	4,644,358	5,887,951	—	10,532,309

India	1,007,774	2,653,773	—	3,661,547

Indonesia	1,495,937	1,445,893	—	2,941,830

Japan	2,594,699	53,368,599	—	55,963,298

Malaysia	1,278,597	2,037,029	—	3,315,626

Republic of Korea	1,021,143	7,695,084	—	8,716,227

Singapore	507,850	1,732,605	—	2,240,455

Taiwan	1,117,448	7,336,830	—	8,454,278

Thailand	692,719	—	—	692,719

Total Investments	$24,360,941	$100,694,671	$973,431	$126,029,043

Invesco Pacific Growth Fund

NOTE 3 — Investment Securities
     Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,039,891

Aggregate unrealized (depreciation) of investment securities	(9,792,630)

Net unrealized appreciation of investment securities	$2,247,261

Cost of investments for tax purposes is $123,781,782.
Invesco Pacific Growth Fund

Invesco Small Companies Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	SCO-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.87%

Advertising–3.72%
Arbitron Inc.	588,856	$17,017,938

Aluminum–0.14%
Cymat Technologies Ltd. (Canada)(b)	2,497,500	619,516

Apparel, Accessories & Luxury Goods–0.59%
Hampshire Group, Ltd. (b)(c)	592,824	2,697,349

Automotive Retail–1.80%
Lithia Motors, Inc. -Class A (c)	934,264	8,221,523

Biotechnology–3.93%
Talecris Biotherapeutics Holdings Corp. (b)	814,500	17,943,435

Commodity Chemicals–5.12%
Chemtrade Logistics Income Fund (Canada)(c)	2,100,368	23,414,608

Computer Storage & Peripherals–4.15%
Synaptics Inc. (b)	606,100	18,970,930

Data Processing & Outsourced Services–7.27%
Alliance Data Systems Corp. (b)	368,400	21,175,632

Hewitt Associates, Inc. -Class A (b)	245,800	12,068,780

		33,244,412

Electric Utilities–4.51%
Generac Holdings, Inc. (b)	1,394,958	20,603,530

Electronic Manufacturing Services–4.84%
Smart Modular Technologies WWH Inc. (b)(c)	4,088,047	22,116,334

Health Care Equipment–6.34%
Kinetic Concepts, Inc. (b)	815,800	28,969,058

Health Care Supplies–6.89%
Alere, Inc. (b)	755,600	21,255,028

Cooper Cos., Inc. (The)	263,224	10,228,885

		31,483,913

Home Furnishings–2.58%
Tempur-Pedic International Inc. (b)	385,075	11,810,250

Internet Retail–3.25%
NutriSystem, Inc. (c)	760,200	14,869,512

Leisure Products–2.00%
MEGA Brands Inc. (Canada)(b)(c)	17,488,365	7,059,992

MEGA Brands Inc. -Wts. Expiring 03/30/15 (Canada)(b)	12,488,000	2,065,136

		9,125,128

Life Sciences Tools & Services–1.91%
Charles River Laboratories International, Inc. (b)	281,300	8,742,804

Oil & Gas Exploration & Production–0.00%
Brompton Corp. (Canada)(b)	69,374	0

Publishing–4.42%
John Wiley & Sons, Inc. -Class A	513,558	20,223,914

Real Estate Services–5.00%
FirstService Corp. (Canada)(b)	1,038,000	22,840,039

Semiconductors–9.90%
Advanced Analogic Technologies, Inc. (b)(c)	3,003,500	9,581,165

International Rectifier Corp. (b)	1,825,421	35,650,472

		45,231,637

Technology Distributors–3.25%
Brightpoint, Inc. (b)	1,876,538	14,862,181

Thrifts & Mortgage Finance–1.67%
Northwest Bancshares, Inc.	631,145	7,655,789

Trucking–2.59%
Con-way Inc.	351,062	11,827,279

Total Common Stocks & Other Equity Interests (Cost $449,054,549)		392,491,079

	Principal
	Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.36%(d)

Leisure Products–1.36%
MEGA Brands Inc. (Canada) -Series A, Sec. Notes, 10.00%, 03/13/15 (Cost $6,082,213)	CAD 6,244,000	6,195,105

	Shares
Preferred Stocks–0.38% Real Estate Services–0.38%

FirstService Corp. (Canada) -Series 1, 7.00% Pfd. (Cost $1,880,000)	75,200	1,744,640

Money Market Funds–10.62%
Liquid Assets Portfolio-Institutional Class(e)	24,266,976	24,266,976

Premier Portfolio-Institutional Class (e)	24,266,976	24,266,976

Total Money Market Funds (Cost $48,533,952)		48,533,952

TOTAL INVESTMENTS–98.23% (Cost $505,550,714)		448,964,776

OTHER ASSETS LESS LIABILITIES–1.77%		8,090,418

NET ASSETS–100.00%		$457,055,194

See accompanying notes which are an integral part of this schedule.
Invesco Small Companies Fund

Investment Abbreviations:

CAD	— Canadian Dollar

Pfd.	— Preferred

Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2010 was $87,960,483, which represented 19.25% of the Fund’s Net Assets. See Note 3.

(d)	Foreign denominated security. Principal amount is denominated in currency indicated.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Small Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Small Companies Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Small Companies Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$442,769,671	$—	$0	$442,769,671
Corporate Debt Securities	—	6,195,105	—	6,195,105

Total Investments	$442,769,671	$6,195,105	$0	$448,964,776

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	07/31/10	Income

Advanced Analogic Technologies, Inc.	$5,485,653	$4,545,923	$—	$(450,411)	$—	$9,581,165	$—
Chemtrade Logistics Income Fund	26,408,606	—	(11,463,360)	6,173,831	2,295,531	23,414,608	1,231,969
Hampshire Group, Ltd.	1,778,472	—	—	918,877	—	2,697,349	—
Lithia Motors, Inc.	5,202,192	2,603,447	—	415,884	—	8,221,523	46,713
MEGA Brands Inc.	1,590,345	6,955,359	(348,351)	3,988,702	(5,126,063)	7,059,992	—
NutriSystem, Inc.	18,165,032	8,974,376	(13,882,964)	(4,291,965)	5,905,033	14,869,512	451,939
Smart Modular Technologies WWH, Inc.	24,521,373	159,351	(13,350,807)	19,082,878	(8,296,461)	22,116,334	—

Total Investments in Other Affiliates	$83,151,673	$23,238,456	$(39,045,482)	$25,837,796	(5,221,960)	$87,960,483	$1,730,621

Invesco Small Companies Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $175,462,810 and $164,299,727, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$53,014,676
Aggregate unrealized (depreciation) of investment securities	(110,162,746)

Net unrealized appreciation (depreciation) of investment securities	$(57,148,070)

Cost of investments for tax purposes is $506,112,846.
Invesco Small Companies Fund

Invesco Van Kampen Global Bond Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-GBD-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
Currency (000)		Description	Coupon	Maturity	Value

		Government Obligations 70.3%
		Brazil 4.0%
BRL	1,228	Brazil Notas do Tesouro Nacional	10.000%	01/01/17	$643,975
	730	Brazil Notas do Tesouro Nacional	10.000	01/01/21	369,367

					1,013,342

		Canada 0.8%
CAD	120	Canadian Government Bond	4.000	06/01/17	126,153
	60	Canadian Government Bond	5.750	06/01/29	75,170

					201,323

		Colombia 2.1%
COP	150,000	Colombia Government International Bond	12.000	10/22/15	105,725
	569,000	Republic of Colombia	9.850	06/28/27	412,156

					517,881

		Ecuador 0.4%
USD	100	Ecuador Government International Bond	9.375	12/15/15	93,000

		France 2.7%
EUR	120	France Government Bond O.A.T.	3.750	04/25/17	169,871
	80	France Government Bond O.A.T.	4.000	10/25/13	112,949
	100	France Government Bond O.A.T.	4.000	04/25/18	143,520
	160	France Government Bond O.A.T.	5.500	04/25/29	264,446

					690,786

		Germany 6.7%
	400	Bundesrepublik Deutschland	3.250	07/04/15	558,241
	150	Bundesrepublik Deutschland	3.250	01/04/20	205,998
	290	Bundesrepublik Deutschland	4.000	01/04/18	420,383
	150	Bundesrepublik Deutschland	4.750	07/04/34	239,834

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
Currency (000)		Description	Coupon	Maturity	Value

		Germany (continued)
EUR	150	Bundesrepublik Deutschland	6.250%	01/04/24	$265,902

					1,690,358

		Hungary 1.6%
HUF	58,180	Hungary Government Bond	6.750	02/24/17	261,574
	27,910	Hungary Government Bond	7.250	06/12/12	129,604

					391,178

		Italy 1.9%
EUR	100	Italy Buoni Poliennali Del Tesoro	2.500	07/01/12	132,248
	80	Italy Buoni Poliennali Del Tesoro	6.000	05/01/31	120,412
USD	200	Italian Republic	5.375	06/12/17	215,423

					468,083

		Japan 12.4%
JPY	65,000	Japan Government 10-Year Bond	1.300	06/20/11	760,099
	20,000	Japan Government 10-Year Bond	1.300	06/20/20	236,808
	30,000	Japan Government 10-Year Bond	1.500	09/20/14	364,616
	55,000	Japan Government 20-Year Bond	2.100	12/20/28	678,533
	35,000	Japan Government 30-Year Bond	1.700	06/20/33	394,874
	60,000	Japanese Government CPI Linked Bond	1.400	06/10/18	685,015

					3,119,945

		Luxembourg 1.3%
RUB	10,000	Russian Agricultural Bank SA	7.500	03/25/13	331,214

		Malaysia 3.2%
MYR	728	Malaysia Government Bond	3.833	09/28/11	231,301
	1,360	Malaysia Government Bond	4.378	11/29/19	442,969
	400	Malaysia Government Bond	5.094	04/30/14	133,426

					807,696

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
Currency (000)		Description	Coupon	Maturity	Value

		Mexico 3.8%
MXN	1,000	Mexican Bonos	8.000%	12/17/15	$86,124
	1,040	Mexican Bonos	8.500	05/31/29	93,756
	820	Mexican Bonos	8.500	11/18/38	73,630
	4,700	Mexican Bonos	10.000	12/05/24	478,884
	2,593	Mexican Udibonos	4.000	06/13/19	230,091

					962,485

		Netherlands 2.0%
EUR	190	Netherlands Government Bond	4.000	01/15/37	272,130
	160	Netherlands Government Bond	4.250	07/15/13	227,160

					499,290

		Peru 1.0%
PEN	355	Peru Government Bond	8.200	08/12/26	150,030
	260	Peru Government Bond	8.600	08/12/17	109,896

					259,926

		Poland 3.3%
PLN	230	Poland Government Bond	4.250	05/24/11	75,011
	1,105	Poland Government Bond	5.500	10/25/19	354,535
	1,000	Poland Government Bond	6.250	10/24/15	337,510
EUR	50	Poland Government International Bond	5.875	02/03/14	72,651

					839,707

		South Africa 2.3%
ZAR	4,484	South Africa Government Bond	7.250	01/15/20	576,022

		Thailand 1.4%
THB	4,000	Thailand Government Bond	3.625	05/22/15	127,220
	7,000	Thailand Government Bond	5.250	05/12/14	235,170

					362,390

		Turkey 3.2%
TRY	129	Turkey Government Bond	4.500	02/11/15	88,753
	89	Turkey Government Bond	10.000	02/15/12	65,438
	431	Turkey Government Bond	10.500	01/15/20	315,701
	155	Turkey Government Bond	12.000	08/14/13	129,223

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
Currency (000)		Description	Coupon	Maturity	Value

		Turkey (continued)
TRY	280	Turkey Government Bond	16.000%	03/07/12	$206,953

					806,068

		United Kingdom 3.4%
GBP	70	United Kingdom Treasury Gilt	1.875	11/22/22	121,643
	250	United Kingdom Treasury Gilt	4.250	06/07/32	392,595
	100	United Kingdom Treasury Gilt	4.500	03/07/13	170,212
	100	United Kingdom Treasury Gilt	5.000	03/07/18	178,981

					863,431

		United States 12.0%
USD	50	United States Treasury Bond	1.375	11/15/12	50,859
	260	United States Treasury Bond	3.500	02/15/39	238,753
	290	United States Treasury Bond	5.375	02/15/31	356,292
	100	United States Treasury Bond	6.250	08/15/23	130,344
	430	United States Treasury Note	2.000	11/30/13	444,714
	300	United States Treasury Note	2.375	08/31/14	313,406
	450	United States Treasury Note	3.500	02/15/18	485,930
	550	United States Treasury Note	4.250	08/15/15	620,555
	330	United States Treasury Note	4.500	05/15/17	378,211

					3,019,064

		Uruguay 0.8%
UYU	3,929	Uruguay Government International Bond	5.000	09/14/18	207,321

		Total Government Obligations 70.3%			17,720,510

		Agency Bonds 13.8%
		Australia 1.2%
USD	200	Commonwealth Bank of Australia (a)	2.900	09/17/14	210,266
AUD	100	Queensland Treasury Corp.	6.000	10/14/15	93,628

					303,894

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
Currency (000)		Description	Coupon	Maturity	Value

		Austria 0.3%
EUR	50	Erste Group Bank AG	3.375%	02/19/14	$68,192

		Denmark 0.7%
USD	170	Danske Bank AS (a)	2.500	05/10/12	174,264

		France 0.7%
EUR	50	Caisse d’Amortissement de la Dette Sociale	4.500	09/04/13	71,126
USD	100	Societe Financement de l’Economie Francaise (a)	2.250	06/11/12	102,318

					173,444

		Germany 1.5%
JPY	25,000	Kreditanstalt fuer Wiederaufbau	1.350	01/20/14	299,294
GBP	50	Kreditanstalt fuer Wiederaufbau	5.125	01/07/11	79,944

					379,238

		Japan 2.7%
JPY	45,000	Development Bank of Japan	1.050	06/20/23	495,273
USD	170	Japan Finance Corp.	2.125	11/05/12	174,201

					669.474

		Luxembourg 1.6%
JPY	20,000	European Investment Bank	1.250	09/20/12	236,590
EUR	120	European Investment Bank	5.375	10/15/12	170,914

					407,504

		Netherlands 0.5%
	100	Fortis Bank Nederland NV	3.000	04/17/12	133,560

		New Zealand 0.6%
USD	150	Westpac Securities NZ Ltd. (a)	2.500	05/25/12	153,876

		Republic of Korea (South Korea) 0.9%
	200	Export-Import Bank of Korea	8.125	01/21/14	229,673

		Sweden 1.4%
EUR	100	Svensk Exportkredit AB	3.625	05/27/14	138,034

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
Currency (000)		Description	Coupon	Maturity	Value

		Sweden (continued)
EUR	50	Swedbank AB	3.375%	05/27/14	$68,695
USD	150	Swedbank AB (a)	3.000	12/22/11	154,276

					361,005

		United Kingdom 0.6%
	150	Barclays Bank PLC (a)	2.700	03/05/12	153,623

		United States 1.1%
EUR	100	Goldman Sachs Group, Inc.	3.500	12/08/11	134,286
	100	JPMorgan Chase & Co.	3.625	12/12/11	134,658

					268,944

		Total Agency Bonds 13.8%			3,476,691

		Corporate Bonds 7.4%
		Austria 1.4%
JPY	30,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken	1.600	02/15/11	347,840

		Germany 3.4%
	40,000	Bayerische Landesbank	1.400	04/22/13	468,763
IDR	2,800,000	Deutsche Bank AG (a)	11.500	09/23/19	398,436

					867,199

		United Kingdom 2.6%
	5,559,000	JPMorgan Chase Bank (a)	9.000	09/15/18	657,625

		Total Corporate Bonds 7.4%			1,872,664

Total Long-Term Investments 91.5% (Cost $21,891,505)					23,069,865

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Description	Value

Money Market Funds 3.3%
Liquid Assets Portfolio-Institutional Class (b)	$411,342
Premier Portfolio-Institutional Class (b)	411,342

Total Money Market Funds 3.3%	822,684

Total Investments 94.8% (Cost $22,714,189)	23,892,549

Foreign Currency 4.9% (Cost $1,201,727)	1,234,185

Other Assets in Excess of Liabilities 0.3%	64,666

Net Assets 100.0%	$25,191,400

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
EUR — Euro
GBP — UK Pound Sterling
HUF — Hungarian Forint
IDR — Indonesian Rupiah
JPY — Japanese Yen
MXN — Mexican New Peso
MYR — Malaysian Ringgit
PEN — Peruvian New Sol
PLN — Polish New Zloty
RUB — New Russian Ruble
SEK — Swedish Krona
THB — Thai Baht
TRY — New Turkish Lira
USD — U. S. Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of July 31, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Israeli Shekel 930,000 expiring 08/02/10	US $	$246,766	$1,642

Swedish Krona 550,000 expiring 08/02/10	EUR	76,181	775

Total Long Contracts			2,417

Short Contracts:
Euro 58,004 expiring 08/02/10	SEK	75,588	(181)

Total Short Contracts			(181)

Total Forward Foreign Currency Contracts			$2,236

Futures contracts outstanding as of July 31, 2010:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 10-Year Futures, September 2010 (Current Notional Value of $123,813 per contract)	2	$1,089
UK Gilt Bond Futures, September 2010 (Current Notional Value of $190,297 per contract)	2	9,240
German Euro Bond Futures, September 2010 (Current Notional Value of $143,959 per contract)	3	(1,485)

Total Futures Contracts	7	$8,844

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1— Prices are based on quoted prices in active markets for identical investments.
Level 2— Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3— Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Invesco Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued
The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
		Observable	Unobservable		of Net
	Quoted Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position
Government Obligations	$—	$17,720,510	$—	$17,720,510	70.3%
Agency Bonds	—	3,476,691	—	3,476,691	13.8
Corporate Bonds	—	1,872,664	—	1,872,664	7.4
Money Market Funds	822,684	—	—	822,684	3.3
Futures	10,329	—	—	10,329	0.0	*
Forward Foreign Currency Contracts	—	2,417	—	2,417	0.0	*

Total Investments in an Asset Position	833,013	23,072,282	—	23,905,295	94.8

Investments in a Liability Position
Futures	(1,485)	—	—	(1,485)	(0.0	) *
Forward Foreign Currency Contracts	—	(181)	—	(181)	(0.0	) *

Total Investments in a Liability Position	$(1,485)	$(181)	$—	$(1,666)	(0.0	) *

*	Amount is less than 0.1%
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,362,274
Aggregate unrealized (depreciation) of investment securities	(186,012)

Net unrealized appreciation of investment securities	$1,176,262

Cost of investments for tax purposes is $22,716,287.

Invesco Van Kampen Global Tactical Asset
Allocation Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-GTAA-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 61.6%
Australia 2.1%
BHP Billiton Ltd.	7,502	$270,826
Commonwealth Bank of Australia	313	14,924
Rio Tinto Ltd.	860	55,122
Westpac Banking Corp.	4,690	102,119

		442,991

Bermuda 1.2%
Allied World Assurance Co. Holdings Ltd.	700	34,874
Arch Capital Group Ltd. (a)	2,800	219,128

		254,002

Canada 3.6%
Atco, Ltd., Class 1	1,500	73,771
Bank of Montreal	500	30,577
BCE, Inc.	12,500	382,399
Canadian Imperial Bank of Commerce	600	41,204
Canadian Utilities, Ltd., Class A	1,400	66,470
Penn West Energy Trust	3,700	71,765
Rogers Communication, Inc., Class B	2,700	93,891

		760,077

China 1.5%
BOC Hong Kong Holdings Ltd.	31,500	80,612
Cheung Kong Holdings Ltd.	10,000	120,379
Swire Pacific Ltd., Class A	9,000	109,379

		310,370

Denmark 1.7%
Coloplast A/S, Class B	394	40,891
Novo Nordisk A/S, Class B	3,693	315,478

		356,369

Finland 0.5%
Fortum Oyj	4,823	112,189

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

France 1.3%
Sanofi-Aventis SA	3,919	$227,621
Total SA	456	22,948
Valeo SA (a)	583	20,759

		271,328

Germany 1.4%
Deutsche Bank AG	264	18,440
Deutsche Lufthansa AG (a)	6,358	103,361
Hannover Rueckversicherung AG	2,201	105,379
RWE AG	1,169	82,552

		309,732

Ireland 0.3%
Seagate Technology PLC (a)	5,900	74,045

Italy 2.3%
Enel SpA	9,484	46,563
ENI SpA	2,043	41,772
Mediaset SpA	36,520	235,190
Mediobanca SpA (warrants, expiring 03/18/11) (a)	475	18
Terna Rete Elettrica Nationale SpA	38,185	158,737
Unione di Banche Italiane ScpA (warrants, expiring 06/30/11) (a)	496	9

		482,289

Japan 7.7%
Astellas Pharma, Inc.	5,600	189,429
Canon, Inc.	8,900	385,124
Chuo Mitsui Trust Holdings, Inc.	4,000	14,160
Daito Trust Construction Co., Ltd.	1,700	92,150
East Japan Railway Co.	400	25,687
Honda Motor Co., Ltd.	2,800	87,394
Hoya Corp.	1,800	42,958
Mizuho Financial Group, Inc.	65,600	106,374
Nissan Motor Co., Ltd. (a)	51,000	389,869

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co., Ltd.	3,100	$142,786
Tokio Marine Holdings, Inc.	6,200	169,174

		1,645,105

Luxembourg 0.2%
Tenaris SA	1,801	35,979

Netherlands 0.1%
STMicroelectronics NV	3,103	25,529

Norway 0.2%
StatoilHydro ASA	2,046	41,355

Singapore 0.5%
Singapore Post Ltd.	27,000	22,578
United Overseas Bank Ltd.	6,000	87,368

		109,946

Spain 1.3%
Banco Bilbao Vizcaya Argentaria SA	9,576	128,419
Banco Santander SA	12,345	157,677

		286,096

Sweden 1.3%
Alfa Laval AB	4,829	74,981
Nordea Bank AB	8,536	85,364
Svenska Handelsbanken AB, Class A	4,136	118,701

		279,046

Switzerland 3.4%
Banque Cantonale Vaudois	39	17,409
Credit Suisse Group AG	2,857	130,110
Nestle SA	1,240	61,304
Noble Corp.	1,600	52,000
Novartis AG	5,279	256,709
Roche Holding AG	562	73,103
Schindler Holding AG	1,078	96,655

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
Tyco International Ltd.	1,200	$45,936

		733,226

United Kingdom 4.9%
BHP Billiton PLC	9,522	292,439
BP PLC	16,550	105,988
British American Tobacco PLC	8,448	291,224
BT Group PLC	62,586	139,905
HSBC Holdings PLC	566	5,774
IG Group Holdings PLC	3,851	28,631
Mondi PLC	2,940	20,825
Next PLC	4,864	164,363

		1,049,149

United States 26.1%
American Express Co.	3,000	133,920
AmeriCredit Corp. (a)	1,100	26,521
Amgen, Inc. (a)	2,400	130,872
Apple, Inc. (a)	200	51,450
Automatic Data Processing, Inc.	4,800	198,096
Avis Budget Group, Inc. (a)	7,400	91,316
Capital One Financial Corp.	2,300	97,359
Cardinal Health, Inc.	2,500	80,675
Cheesecake Factory, Inc. (a)	700	16,408
Chevron Corp.	4,300	327,703
Cimarex Energy Co.	400	27,548
Cisco Systems, Inc. (a)	2,500	57,675
Citigroup, Inc. (a)	6,800	27,880
ConocoPhillips	2,700	149,094
D.R. Horton, Inc.	9,700	106,894
Exxon Mobil Corp.	6,600	393,888
Ford Motor Co. (a)	3,800	48,526
Forest Laboratories, Inc. (a)	1,200	33,300

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Franklin Resources, Inc.	1,000	$100,580
Gannett Co., Inc.	8,900	117,302
Gap, Inc.	16,400	297,004
Goldman Sachs Group, Inc.	600	90,492
Humana, Inc. (a)	400	18,808
IAC/InteractiveCorp (a)	1,000	25,000
InterDigital, Inc. (a)	2,300	62,767
International Business Machines Corp.	3,200	410,880
Johnson & Johnson	2,100	121,989
Jones Apparel Group, Inc.	6,900	120,336
JPMorgan Chase & Co.	300	12,084
Limited Brands, Inc.	800	20,512
M & T Bank Corp.	1,000	87,340
Macy’s, Inc.	1,400	26,110
McDonald’s Corp.	2,000	139,460
Micron Technology, Inc. (a)	2,400	17,472
Microsoft Corp.	15,700	405,217
Moody’s Corp.	1,300	30,615
Northrop Grumman Corp.	2,000	117,280
Oil States International, Inc. (a)	800	36,752
Oshkosh Corp. (a)	8,700	299,106
Peabody Energy Corp.	1,800	81,270
Procter & Gamble Co.	1,500	91,740
Reliance Steel & Aluminum Co.	1,100	43,208
Rent-A-Center, Inc.	1,800	39,582
R.R. Donnelley & Sons Co.	5,700	96,159
Sprint Nextel Corp. (a)	4,900	22,393
Texas Instruments, Inc.	3,400	83,946
Time Warner, Inc.	1,200	37,752
Travelers Cos., Inc.	500	25,225
TRW Automotive Holdings Corp. (a)	2,800	98,252

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
UnitedHealth Group, Inc.	5,000	$152,250
U.S. Bancorp	300	7,170
Vishay Intertechnology, Inc. (a)	4,800	40,752
Walter Energy, Inc.	1,500	106,950
Wells Fargo & Co.	658	18,246
Windstream Corp.	7,200	82,080

		5,583,206

Total Common Stocks 61.6%		13,162,029

Investment Companies 6.2%
iShares Barclays 3-7 Year Treasury Bond, Ser D	1,450	168,751
iShares MSCI EAFE Index Fund	6,150	319,308
SPDR Barclays Capital International Treasury Bond ETF	9,550	544,064
SPDR S&P 500 ETF Trust	2,730	301,037

Total Investments Companies 6.2%		1,333,160

Total Long-Term Investments 67.8% (Cost $13,679,070)		14,495,189

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Description		Value

Money Market Funds 24.2%
Liquid Assets Portfolio-Institutional Class (b)	2,585,113	$2,585,113
Premier Portfolio-Institutional Class (b)	2,585,113	2,585,113

Total Money Market Funds 24.2% (Cost $5,170,226)		5,170,226

United States Government Agency Obligation 4.7%
United States Treasury Bill ($1,000,000 par, yielding 0.149%, 09/02/10 maturity) (Cost $999,869)		999,869

Total Investments 96.7% (Cost $19,849,165)		20,665,284

Other Assets in Excess of Liabilities 3.3%		703,343

Net Assets 100.0%		$21,368,627

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of July 31, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Taiwan Dollar
7,300,000 expiring 09/29/10	US $	$228,409	$1,065

Short Contracts:
Indian Rupee
11,000,000 expiring 09/29/10	US $	$234,981	$(889)

Total Forward Foreign Currency Contracts			$176

Futures Contracts Outstanding as of July 31, 2010:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
10-Year Government of Canada Bond, September 2010 (Current Notional Value of $120,568 per contract)	11	28,036
Australian Treasury Bond 10-Year, September 2010 (Current Notional Value of $96,095 per contract)	4	$3,961
German Euro Bund, September 2010 (Current Notional Value of $167,520 per contract)	9	(6,864)
JGB Mini 10-Year, September 2010 (Current Notional Value of $164,234 per contract)	11	16,043
Russell 2000 Mini Index, September 2010 (Current Notional Value of $64,960 per contract)	4	13,204
SGX Cnx Nifty Index, August 2010 (Current Notional Value of $10,742 per contract)	21	(2,869)
U.S. Treasury Note 10-Year Futures, September 2010 (Current Notional Value of $123,813 per contract)	9	25,188
UK Long Gilt Bond, September 2010 (Current Notional Value of $190,667 per contract)	5	19,159

Total Long Contracts	74	95,858

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Short Contracts:
AEX Index, August 2010 (Current Notional Value of $85,786 per contract)	2	$1,191
ASX SPI 200 Index, September 2010 (Current Notional Value of $100,942 per contract)	2	(4,368)
CAC 40 Index, August 2010 (Current Notional Value of $47,454 per contract)	5	(728)
FTSE 100 Index, September 2010 (Current Notional Value of $82,302 per contract)	3	(20,007)
FTSE JSE Top 40 Index, September 2010 (Current Notional Value of $34,576 per contract)	8	(15,798)
FTSE MIB Index, September 2010 (Current Notional Value of $137,202 per contract)	1	(7,669)
Hang Seng China Ent Index, August 2010 (Current Notional Value of $76,447 per contract)	3	943
IBEX 35 Index, August 2010 (Current Notional Value of $136,355 per contract)	2	(7,737)
MSCI Taiwan Index, August 2010 (Current Notional Value of $27,230 per contract)	9	781
S&P 500 E-Mini Index, September 2010 (Current Notional Value of $54,915 per contract)	12	(35,730)
S&P TSE 60 Index, September 2010 (Current Notional Value of $132,990 per contract)	2	(7,060)
Topix Index, September 2010 (Current Notional Value of $98,038 per contract)	2	(266)

Total Short Contracts	51	(96,448)

Total Futures Contracts	125	$(590)

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

				Notional	Unrealized
		Number	Month/	Amount	Appreciation/
Swap Contracts	Counterparty	of Contracts	Commitment	(000)	Depreciation

J.P. Morgan Global Government Bond Index	J.P. Morgan Chase Bank, N.A.	11,270	June 2011/Long	$5,000	$92,688
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	–	Prices are based on quoted prices in active markets for identical investments

Level 2	–	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3	–	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Invesco Van Kampen Global Tactical Asset Allocation Fund
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Investments in an Asset Position

Equity Securities	$13,272,680	$6,392,735	$—	$19,665,415
United States Government Agency Obligation	—	999,869	—	999,869
Forward Foreign Currency Contracts	—	1,065	—	1,065
Futures	108,506	—	—	108,506
Swaps	—	92,688	—	92,688

Total Investments in an Asset Position	$13,381,186	$7,486,357	$—	$20,867,543

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(889)	$—	$(889)
Futures	(109,096)	—		(109,096)

Total Investments in a Liability Position	$(109,096)	$(889)	$—	$(109,985)

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$932,326
Aggregate unrealized (depreciation) of investment securities	(158,335)

Net unrealized appreciation of investment securities	$773,991

Cost of investments for tax purposes is $19,891,293.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.